UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Balanced Fund
Class A [PABAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSA-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class C [AABCX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSC-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class P
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$26	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSP-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class R [PAARX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class R5 [PAADX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR5-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class R6 [PAAEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSR6-0526

Putnam Dynamic Asset Allocation Balanced Fund
Class Y [PABYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,929,843,593
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,249
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-STSY-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation Balanced
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31,  2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 80
Notes to Consolidated Financial Statements 85
Changes In and Disagreements with Accountants 103
Results of Meeting(s) of Shareholders 103
Remuneration Paid to Directors, Officers and Others 103
Board Approval of Management and Subadvisory Agreements 103

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.49 $17.49 $14.13 $13.31 $17.92 $15.34
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.27 0.28 0.25 0.21 0.18
Net realized and unrealized gains (losses) 0.02 1.59 3.61 1.43 (2.88) 2.67
Total from investment operations ........ 0.14 1.86 3.89 1.68 (2.67) 2.85
Less distributions from:
Net investment income .............. (0.28) (0.46) (0.30) (0.23) (0.18) (0.17)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (0.98) (1.86) (0.53) (0.86) (1.94) (0.27)
Net asset value, end of period .......... $16.65 $17.49 $17.49 $14.13 $13.31 $17.92
Total return
c
....................... 0.74% 11.91% 28.00% 12.88% (16.86)% 18.66%
Ratios to average net assets
d
Expenses
e
........................ 0.87%
f
0.90%
f
0.93% 0.96% 0.94% 0.94%
Net investment income ............... 1.34% 1.62% 1.75% 1.76% 1.32% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $1,389,228 $1,448,924 $1,391,066 $1,174,330 $1,120,970 $1,438,004
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.71 $16.83 $13.62 $12.86 $17.37 $14.88
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.14 0.15 0.14 0.09 0.05
Net realized and unrealized gains (losses) 0.03 1.53 3.47 1.37 (2.78) 2.59
Total from investment operations ........ 0.08 1.67 3.62 1.51 (2.69) 2.64
Less distributions from:
Net investment income .............. (0.22) (0.39) (0.18) (0.12) (0.06) (0.05)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (0.92) (1.79) (0.41) (0.75) (1.82) (0.15)
Net asset value, end of period .......... $15.87 $16.71 $16.83 $13.62 $12.86 $17.37
Total return
c
....................... 0.37% 11.11% 26.98% 11.99% (17.47)% 17.76%
Ratios to average net assets
d
Expenses
e
........................ 1.62%
f
1.65%
f
1.68% 1.71% 1.69% 1.69%
Net investment income ............... 0.58% 0.87% 0.98% 1.01% 0.56% 0.33%
Supplemental data
Net assets, end of period (000’s) ........ $82,574 $96,181 $113,561 $124,595 $151,985 $224,072
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.58 $17.55 $14.17 $13.34 $17.97 $15.38
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.33 0.34 0.27 0.27 0.25
Net realized and unrealized gains (losses) (0.01) 1.60 3.63 1.47 (2.90) 2.68
Total from investment operations ........ 0.17 1.93 3.97 1.74 (2.63) 2.93
Less distributions from:
Net investment income .............. (0.31) (0.50) (0.36) (0.28) (0.24) (0.24)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (1.01) (1.90) (0.59) (0.91) (2.00) (0.34)
Net asset value, end of period .......... $16.74 $17.58 $17.55 $14.17 $13.34 $17.97
Total return
c
....................... 0.91% 12.30% 28.51% 13.33% (16.61)% 19.12%
Ratios to average net assets
d
Expenses
e
........................ 0.52%
f
0.55%
f
0.57% 0.59% 0.57% 0.56%
Net investment income ............... 2.10% 1.96% 2.13% 1.92% 1.70% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $678,297 $71,290 $48,119 $23,789 $265,860 $288,282
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.26 $17.30 $13.98 $13.18 $17.76 $15.20
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.22 0.23 0.21 0.17 0.14
Net realized and unrealized gains (losses) 0.03 1.58 3.58 1.41 (2.85) 2.65
Total from investment operations ........ 0.12 1.80 3.81 1.62 (2.68) 2.79
Less distributions from:
Net investment income .............. (0.26) (0.44) (0.26) (0.19) (0.14) (0.13)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (0.96) (1.84) (0.49) (0.82) (1.90) (0.23)
Net asset value, end of period .......... $16.42 $17.26 $17.30 $13.98 $13.18 $17.76
Total return
c
....................... 0.63% 11.63% 27.67% 12.57% (17.06)% 18.39%
Ratios to average net assets
d
Expenses
e
........................ 1.12%
f
1.15%
f
1.18% 1.21% 1.19% 1.19%
Net investment income ............... 1.10% 1.37% 1.49% 1.51% 1.07% 0.82%
Supplemental data
Net assets, end of period (000’s) ........ $15,878 $14,624 $12,751 $13,993 $15,388 $20,763
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.66 $17.63 $14.24 $13.34 $17.97 $15.38
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.30 0.33 0.27 0.24 0.23
Net realized and unrealized gains (losses) 0.03 1.62 3.63 1.46 (2.89) 2.67
Total from investment operations ........ 0.16 1.92 3.96 1.73 (2.65) 2.90
Less distributions from:
Net investment income .............. (0.30) (0.49) (0.34) (0.20) (0.22) (0.21)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (1.00) (1.89) (0.57) (0.83) (1.98) (0.31)
Net asset value, end of period .......... $16.82 $17.66 $17.63 $14.24 $13.34 $17.97
Total return
c
....................... 0.84% 12.15% 28.29% 13.22% (16.73)% 18.95%
Ratios to average net assets
d
Expenses
e
........................ 0.66%
f
0.69%
f
0.71% 0.73% 0.71% 0.70%
Net investment income ............... 1.54% 1.82% 1.99% 1.89% 1.54% 1.31%
Supplemental data
Net assets, end of period (000’s) ........ $177 $168 $57 $15 $7,691 $10,957
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.56 $17.54 $14.17 $13.34 $17.96 $15.37
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.32 0.33 0.30 0.26 0.24
Net realized and unrealized gains (losses) 0.04 1.60 3.62 1.44 (2.89) 2.68
Total from investment operations ........ 0.18 1.92 3.95 1.74 (2.63) 2.92
Less distributions from:
Net investment income .............. (0.31) (0.50) (0.35) (0.28) (0.23) (0.23)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (1.01) (1.90) (0.58) (0.91) (1.99) (0.33)
Net asset value, end of period .......... $16.73 $17.56 $17.54 $14.17 $13.34 $17.96
Total return
c
....................... 0.95% 12.22% 28.39% 13.30% (16.60)% 19.08%
Ratios to average net assets
d
Expenses
e
........................ 0.58%
f
0.59%
f
0.61% 0.63% 0.61% 0.60%
Net investment income ............... 1.63% 1.92% 2.06% 2.09% 1.64% 1.41%
Supplemental data
Net assets, end of period (000’s) ........ $240,647 $247,476 $250,354 $218,868 $230,311 $332,275
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.56 $17.54 $14.17 $13.34 $17.97 $15.37
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.31 0.32 0.28 0.25 0.23
Net realized and unrealized gains (losses) 0.02 1.60 3.62 1.44 (2.90) 2.69
Total from investment operations ........ 0.16 1.91 3.94 1.72 (2.65) 2.92
Less distributions from:
Net investment income .............. (0.30) (0.49) (0.34) (0.26) (0.22) (0.22)
Net realized gains ................. (0.70) (1.40) (0.23) (0.63) (1.76) (0.10)
Total distributions ................... (1.00) (1.89) (0.57) (0.89) (1.98) (0.32)
Net asset value, end of period .......... $16.72 $17.56 $17.54 $14.17 $13.34 $17.97
Total return
c
....................... 0.87% 12.18% 28.30% 13.20% (16.72)% 19.04%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.65%
f
0.68% 0.71% 0.69% 0.69%
Net investment income ............... 1.60% 1.87% 2.00% 2.01% 1.56% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $523,044 $456,200 $311,818 $228,740 $275,861 $387,168
Portfolio turnover rate ................ 59% 158% 222% 302% 257% 253%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), March 31, 2026
Putnam Dynamic Asset Allocation Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 70.0%
Aerospace & Defense 1.9%
a
AeroVironment, Inc. ................................. United States 205 $ 37,525
Airbus SE ......................................... France 24,615 4,654,031
a
Astronics Corp. ..................................... United States 5,934 395,976
a
Boeing Co. (The) ................................... United States 4,161 828,164
Curtiss-Wright Corp. ................................. United States 1,411 961,060
a
Firefly Aerospace, Inc. ................................ United States 11,929 339,619
General Dynamics Corp. .............................. United States 8,731 2,996,654
General Electric Co. ................................. United States 37,664 10,687,913
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,258 88,702
Leonardo DRS, Inc. ................................. United States 20,645 919,115
Leonardo SpA ...................................... Italy 4,052 275,615
Lockheed Martin Corp. ............................... United States 21,044 12,718,783
Melrose Industries plc ................................ United Kingdom 115,210 780,686
Moog, Inc., A ....................................... United States 448 131,103
Northrop Grumman Corp. ............................. United States 10,149 6,924,054
RTX Corp. ........................................ United States 37,325 7,199,992
Safran SA ......................................... France 8,381 2,742,509
Thales SA ......................................... France 5,436 1,594,081
TransDigm Group, Inc. ............................... United States 2,058 2,385,140
a
V2X, Inc. .......................................... United States 3,159 216,391
56,877,113
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc. ............... United States 6,785 971,816
FedEx Corp. ....................................... United States 23,153 8,246,635
Hub Group, Inc., A ................................... United States 6,384 230,079
United Parcel Service, Inc., B .......................... United States 9,784 962,550
10,411,080
Automobile Components 0.1%
a
Adient plc ......................................... United States 9,645 194,925
Aisin Corp. ........................................ Japan 77,900 1,097,464
BorgWarner, Inc. .................................... United States 18,565 1,007,337
Dana, Inc. ......................................... United States 19,130 643,725
a
Gentherm, Inc. ..................................... United States 3,372 93,674
Sumitomo Electric Industries Ltd. ....................... Japan 6,800 386,377
Visteon Corp. ...................................... United States 5,495 500,649
3,924,151
Automobiles 1.4%
Ford Motor Co. ..................................... United States 79,147 913,357
General Motors Co. .................................. United States 128,000 9,536,000
Subaru Corp. ...................................... Japan 22,900 368,951
a
Tesla, Inc. ......................................... United States 80,507 29,928,477
Toyota Motor Corp. .................................. Japan 21,000 436,534
41,183,319
Banks 3.7%
AIB Group plc ...................................... Ireland 148,755 1,587,977
Amalgamated Financial Corp. .......................... United States 6,448 250,634
Ameris Bancorp .................................... United States 1,333 103,961
Associated Banc-Corp. ............................... United States 3,828 98,992
a
Axos Financial, Inc. .................................. United States 6,608 562,275
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 80,488 1,738,506
Banco de Sabadell SA ............................... Spain 112,069 401,464
Banco Santander SA ................................. Spain 307,230 3,444,269
Bank Hapoalim BM .................................. Israel 66,014 1,550,339
Bank Leumi Le-Israel BM ............................. Israel 92,658 2,072,097

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of America Corp. ............................... United States 220,216 $ 10,735,530
Bank of Hawaii Corp. ................................ United States 3,626 269,231
Bank of NT Butterfield & Son Ltd. (The) ................... United States 5,715 299,923
Banner Corp. ...................................... United States 1,596 96,845
Barclays plc ....................................... United Kingdom 444,153 2,324,468
BNP Paribas SA .................................... France 28,034 2,670,620
BOC Hong Kong Holdings Ltd. ......................... China 49,500 273,092
CaixaBank SA ...................................... Spain 18,376 220,285
Cathay General Bancorp .............................. United States 10,778 537,391
Central Pacific Financial Corp. ......................... United States 5,771 184,441
Citigroup, Inc. ...................................... United States 261,257 29,629,156
Citizens Financial Group, Inc. .......................... United States 15,851 950,584
Credit Agricole SA ................................... France 23,997 447,888
a
Customers Bancorp, Inc. .............................. United States 7,371 511,621
Danske Bank A/S ................................... Denmark 26,741 1,317,866
Enterprise Financial Services Corp. ...................... United States 5,036 272,498
Erste Group Bank AG ................................ Austria 27,491 2,969,723
Financial Institutions, Inc. ............................. United States 3,214 101,916
First Bancorp ...................................... United States 25,810 551,302
First Financial Corp. ................................. United States 1,617 102,194
First Horizon Corp. .................................. United States 42,159 959,539
First Merchants Corp. ................................ United States 1,180 45,701
Flushing Financial Corp. .............................. United States 10,805 165,965
Hancock Whitney Corp. ............................... United States 7,232 459,883
Hanmi Financial Corp. ................................ United States 6,205 163,564
Heritage Commerce Corp. ............................. United States 9,072 113,219
Hilltop Holdings, Inc. ................................. United States 11,071 396,563
Hope Bancorp, Inc. .................................. United States 13,238 147,868
HSBC Holdings plc .................................. United Kingdom 269,030 4,418,170
Independent Bank Corp. .............................. United States 3,824 127,339
Intesa Sanpaolo SpA ................................. Italy 198,853 1,202,640
JPMorgan Chase & Co. ............................... United States 18,336 5,393,718
Lloyds Banking Group plc ............................. United Kingdom 1,953,597 2,421,357
Mercantile Bank Corp. ................................ United States 1,944 98,172
Metropolitan Bank Holding Corp. ........................ United States 1,365 113,691
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 251,600 4,260,578
National Bank Holdings Corp., A ........................ United States 9,262 362,700
National Bank of Greece SA ........................... Greece 128,727 1,988,560
NatWest Group plc .................................. United Kingdom 290,114 2,149,149
Northrim BanCorp, Inc. ............................... United States 4,304 98,476
Northwest Bancshares, Inc. ............................ United States 7,780 98,728
a
NU Holdings Ltd., A .................................. Brazil 32,979 473,908
OFG Bancorp ...................................... United States 6,955 281,399
Origin Bancorp, Inc. ................................. United States 2,687 111,403
PNC Financial Services Group, Inc. (The) ................. United States 29,927 6,227,509
Popular, Inc. ....................................... United States 7,354 986,686
Preferred Bank ..................................... United States 1,209 109,644
Shore Bancshares, Inc. ............................... United States 5,422 101,283
Simmons First National Corp., A ........................ United States 12,044 234,256
SmartFinancial, Inc. ................................. United States 1,343 52,484
Southern Missouri Bancorp, Inc. ........................ United States 1,695 108,378
Sumitomo Mitsui Financial Group, Inc. .................... Japan 72,500 2,383,824
a
Third Coast Bancshares, Inc. .......................... United States 2,327 88,030
Towne Bank ....................................... United States 2,737 92,155
Trustmark Corp. .................................... United States 9,168 386,340
UniCredit SpA ...................................... Italy 30,217 2,167,883
United Community Banks, Inc. ......................... United States 3,214 101,209
Univest Financial Corp. ............................... United States 3,731 127,824

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
US Bancorp ....................................... United States 20,099 $ 1,045,349
Valley National Bancorp .............................. United States 8,896 109,243
WaFd, Inc. ........................................ United States 3,035 95,299
Wells Fargo & Co. ................................... United States 14,460 1,151,161
Westamerica BanCorp ............................... United States 2,168 113,061
WSFS Financial Corp. ................................ United States 1,738 113,770
Zions Bancorp NA ................................... United States 17,253 994,118
109,118,884
Beverages 0.9%
a
Boston Beer Co., Inc. (The), A .......................... United States 4,142 954,317
Carlsberg A/S, B .................................... Denmark 18,651 2,317,095
Coca-Cola Co. (The) ................................. United States 130,974 9,960,573
Coca-Cola Consolidated, Inc. .......................... United States 4,705 902,136
Coca-Cola Europacific Partners plc ...................... United Kingdom 12,327 1,117,689
Coca-Cola HBC AG ................................. Italy 21,123 1,189,842
a
Monster Beverage Corp. .............................. United States 71,117 5,153,138
PepsiCo, Inc. ...................................... United States 33,777 5,245,230
26,840,020
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 48,342 10,513,902
a
ACADIA Pharmaceuticals, Inc. ......................... United States 22,049 490,811
a
ADMA Biologics, Inc. ................................. United States 5,850 52,709
a
Alkermes plc ....................................... United States 19,085 674,846
a
Alnylam Pharmaceuticals, Inc. .......................... United States 2,998 991,948
Amgen, Inc. ....................................... United States 2,603 915,866
a
Amicus Therapeutics, Inc. ............................. United States 7,383 106,758
a
AnaptysBio, Inc. .................................... United States 8,333 462,148
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 12,681 795,099
a
Atrium Therapeutics, Inc. .............................. United States 141 1,885
a
BioCryst Pharmaceuticals, Inc. ......................... United States 63,514 604,653
a
Capricor Therapeutics, Inc. ............................ United States 4,358 132,483
a
Corvus Pharmaceuticals, Inc. .......................... United States 5,810 85,000
a
Enanta Pharmaceuticals, Inc. .......................... United States 8,339 105,322
a
Exelixis, Inc. ....................................... United States 98,734 4,234,701
a
Genmab A/S ....................................... Denmark 777 209,263
a
ImmunityBio, Inc. ................................... United States 70,356 539,631
a
Incyte Corp. ....................................... United States 66,003 6,212,202
a
Inhibrx Biosciences, Inc. .............................. United States 6,167 414,608
a
Insmed, Inc. ....................................... United States 6,862 1,122,074
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 72,370 254,019
a
Kodiak Sciences, Inc. ................................ United States 4,033 153,738
a
Mineralys Therapeutics, Inc. ........................... United States 11,468 310,668
a
Monte Rosa Therapeutics, Inc. ......................... United States 23,906 393,254
a
Natera, Inc. ........................................ United States 5,204 1,040,748
a
Neurocrine Biosciences, Inc. ........................... United States 13,615 1,793,640
a
Olema Pharmaceuticals, Inc. ........................... United States 6,088 90,772
a
Praxis Precision Medicines, Inc. ........................ United States 344 110,833
a
Precigen, Inc. ...................................... United States 98,097 379,635
a
Protagonist Therapeutics, Inc. .......................... United States 6,932 730,633
a
PTC Therapeutics, Inc. ............................... United States 1,422 96,881
a
Puma Biotechnology, Inc. ............................. United States 20,421 130,490
Regeneron Pharmaceuticals, Inc. ....................... United States 20,841 16,102,590
a
Rhythm Pharmaceuticals, Inc. .......................... United States 5,924 515,210
a
Rigel Pharmaceuticals, Inc. ............................ United States 3,428 92,693
a
Stoke Therapeutics, Inc. .............................. United States 14,238 463,589
a
Tango Therapeutics, Inc. .............................. United States 13,275 277,713

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Travere Therapeutics, Inc. ............................. United States 15,983 $ 474,855
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,147 958,721
a
Zymeworks, Inc. .................................... United States 6,678 167,217
53,203,808
Broadline Retail 2.4%
Alibaba Group Holding Ltd. ............................ China 86,500 1,355,843
a
Amazon.com, Inc. ................................... United States 304,602 63,439,459
eBay, Inc. ......................................... United States 10,453 951,432
a
Etsy, Inc. .......................................... United States 17,767 887,995
Next plc .......................................... United Kingdom 2,462 415,952
Prosus NV ........................................ China 41,669 1,929,090
68,979,771
Building Products 0.4%
Allegion plc ........................................ United States 6,395 929,130
Apogee Enterprises, Inc. .............................. United States 2,808 94,180
Cie de Saint-Gobain SA .............................. France 22,708 1,880,096
a
Gibraltar Industries, Inc. .............................. United States 2,350 93,694
a
Janus International Group, Inc. ......................... United States 17,473 89,986
Johnson Controls International plc ....................... United States 20,511 2,685,915
a
Modine Manufacturing Co. ............................ United States 484 104,888
a
Resideo Technologies, Inc. ............................ United States 4,021 135,548
Trane Technologies plc ............................... United States 13,873 5,781,434
UFP Industries, Inc. .................................. United States 6,374 587,173
12,382,044
Capital Markets 2.5%
3i Group plc ....................................... United Kingdom 36,278 1,182,337
Affiliated Managers Group, Inc. ......................... United States 3,366 931,372
Ameriprise Financial, Inc. ............................. United States 2,048 910,131
Bank of New York Mellon Corp. (The) .................... United States 9,244 1,096,616
BlackRock, Inc. ..................................... United States 3,556 3,419,841
Charles Schwab Corp. (The) ........................... United States 74,795 7,029,234
CME Group, Inc. .................................... United States 20,586 6,080,075
Deutsche Bank AG .................................. Germany 43,537 1,295,665
b
Euronext NV, 144A, Reg S ............................ Netherlands 11,820 1,898,078
Goldman Sachs Group, Inc. (The) ....................... United States 22,959 19,423,084
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 6,300 317,822
Interactive Brokers Group, Inc., A ....................... United States 14,417 966,948
Invesco Ltd. ....................................... United States 40,626 986,806
Janus Henderson Group plc ........................... United States 18,724 961,852
Japan Exchange Group, Inc. ........................... Japan 71,300 832,640
Morgan Stanley ..................................... United States 6,342 1,043,703
Nasdaq, Inc. ....................................... United States 27,432 2,328,702
Nomura Holdings, Inc. ................................ Japan 201,500 1,586,619
Northern Trust Corp. ................................. United States 7,371 1,028,770
Raymond James Financial, Inc. ......................... United States 2,850 412,652
SBI Holdings, Inc. ................................... Japan 47,000 870,269
State Street Corp. ................................... United States 106,956 13,536,351
Stifel Financial Corp. ................................. United States 13,146 971,752
a
StoneX Group, Inc. .................................. United States 8,412 678,428
UBS Group AG ..................................... Switzerland 71,761 2,798,205
Virtu Financial, Inc., A ................................ United States 23,449 1,031,287
Virtus Investment Partners, Inc. ......................... United States 1,408 189,165
73,808,404

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 1.2%
Air Liquide SA ...................................... France 5,981 $ 1,236,264
Asahi Kasei Corp. ................................... Japan 20,200 197,646
Avient Corp. ....................................... United States 4,038 146,579
a
Axalta Coating Systems Ltd. ........................... United States 33,817 936,731
Balchem Corp. ..................................... United States 2,661 450,986
Cabot Corp. ....................................... United States 1,570 118,237
CF Industries Holdings, Inc. ........................... United States 57,539 7,470,864
Corteva, Inc. ....................................... United States 76,430 6,397,955
DuPont de Nemours, Inc. ............................. United States 10,624 486,579
Eastman Chemical Co. ............................... United States 22,119 1,688,122
Ecolab, Inc. ........................................ United States 3,630 965,653
a
Ingevity Corp. ...................................... United States 2,038 145,167
Innospec, Inc. ...................................... United States 2,733 199,564
a
Intrepid Potash, Inc. ................................. United States 3,817 163,253
Linde plc .......................................... United States 6,781 3,361,749
Mativ Holdings, Inc. .................................. United States 10,809 94,038
Minerals Technologies, Inc. ............................ United States 6,299 446,725
NewMarket Corp. ................................... United States 1,500 961,425
NOF Corp. ........................................ Japan 28,600 570,908
a
Perimeter Solutions, Inc. .............................. United States 21,824 532,942
PPG Industries, Inc. ................................. United States 26,553 2,837,985
a
Rayonier Advanced Materials, Inc. ....................... United States 15,336 169,770
Sherwin-Williams Co. (The) ............................ United States 11,213 3,594,327
Solstice Advanced Materials, Inc. ....................... United States 21,559 1,641,933
34,815,402
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 5,404 560,017
a
Cimpress plc ....................................... Ireland 1,371 100,083
a
CoreCivic, Inc. ..................................... United States 5,391 101,944
HNI Corp. ......................................... United States 2,312 77,198
a
OPENLANE, Inc. ................................... United States 3,808 111,003
Republic Services, Inc., A ............................. United States 4,163 911,780
Veralto Corp. ....................................... United States 9,694 857,143
2,719,168
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................. United States 63,547 7,802,301
a
BK Technologies Corp. ............................... United States 1,397 104,258
a
Calix, Inc. ......................................... United States 5,978 292,862
a
Ciena Corp. ....................................... United States 11,792 4,578,008
Cisco Systems, Inc. ................................. United States 160,203 12,430,151
a
Extreme Networks, Inc. ............................... United States 38,288 577,383
a
NETGEAR, Inc. ..................................... United States 15,461 337,668
a
NetScout Systems, Inc. ............................... United States 4,095 130,180
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 75,424 859,852
Ubiquiti, Inc. ....................................... United States 1,284 1,014,732
a
Viavi Solutions, Inc. .................................. United States 6,961 231,662
a
Vistance Networks, Inc. ............................... United States 5,619 102,266
28,461,323
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 16,376 1,997,141
Argan, Inc. ........................................ United States 1,510 822,422
Comfort Systems USA, Inc. ............................ United States 752 1,037,000
a
Dycom Industries, Inc. ................................ United States 395 133,834
a
NWPX Infrastructure, Inc. ............................. United States 1,286 100,128
Primoris Services Corp. ............................... United States 5,134 734,367

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a
Sterling Infrastructure, Inc. ............................ United States 2,180 $ 887,849
Tutor Perini Corp. ................................... United States 8,332 643,147
Vinci SA .......................................... France 17,085 2,564,446
8,920,334
Construction Materials 0.4%
CRH plc, (GBP Traded) ............................... United States 15,640 1,636,265
CRH plc, (USD Traded) ............................... United States 45,839 4,818,595
Holcim AG ........................................ United States 22,322 1,845,180
Vulcan Materials Co. ................................. United States 13,942 3,796,407
12,096,447
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 25,259 990,911
American Express Co. ............................... United States 3,194 966,121
Bread Financial Holdings, Inc. .......................... United States 8,244 617,393
Capital One Financial Corp. ........................... United States 56,638 10,332,470
a
Enova International, Inc. .............................. United States 3,553 482,604
a
LendingClub Corp. .................................. United States 37,499 536,986
PROG Holdings, Inc. ................................. United States 9,848 282,539
Synchrony Financial ................................. United States 14,423 981,052
15,190,076
Consumer Staples Distribution & Retail 1.2%
Andersons, Inc. (The) ................................ United States 1,896 136,095
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 25,096 2,469,948
Costco Wholesale Corp. .............................. United States 10,516 10,478,458
Dollar General Corp. ................................. United States 9,696 1,151,206
a
Dollar Tree, Inc. .................................... United States 9,539 1,044,616
Koninklijke Ahold Delhaize NV .......................... Netherlands 39,063 1,819,133
Kroger Co. (The) .................................... United States 52,520 3,800,347
a
Maplebear, Inc. ..................................... United States 39,348 1,473,976
Target Corp. ....................................... United States 7,961 964,873
Tesco plc ......................................... United Kingdom 186,054 1,169,355
a
United Natural Foods, Inc. ............................. United States 3,687 166,136
Walmart, Inc. ...................................... United States 76,080 9,455,223
34,129,366
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 5,431 937,825
Ball Corp. ......................................... United States 47,460 2,805,361
Crown Holdings, Inc. ................................. United States 9,089 911,172
Greif, Inc., A ....................................... United States 1,542 103,422
a
O-I Glass, Inc. ...................................... United States 7,953 83,586
4,841,366
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 3,383 153,521
Gold.com, Inc. ..................................... United States 3,090 123,847
277,368
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 146,815 964,574
a
Coursera, Inc. ...................................... United States 78,291 455,654
a
Frontdoor, Inc. ..................................... United States 1,774 93,774
a
Laureate Education, Inc. .............................. United States 18,591 647,710
Perdoceo Education Corp. ............................ United States 3,251 120,970

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
a
Udemy, Inc. ........................................ United States 45,062 $ 208,186
2,490,868
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 5,527 101,752
Broadstone Net Lease, Inc. ............................ United States 5,726 104,614
206,366
Diversified Telecommunication Services 0.7%
a
Altice France SA .................................... France 1,810 30,806
AT&T, Inc. ......................................... United States 463,361 13,432,835
a
Bandwidth, Inc., A ................................... United States 8,299 147,888
Comcast Corp., A ................................... United States 76,890 2,207,512
Deutsche Telekom AG ................................ Germany 84,878 3,167,924
IDT Corp., B ....................................... United States 3,808 186,973
a
Lumen Technologies, Inc. ............................. United States 14,552 101,136
Telstra Group Ltd. ................................... Australia 335,264 1,237,664
Verizon Communications, Inc. .......................... United States 18,812 944,363
21,457,101
Electric Utilities 1.2%
American Electric Power Co., Inc. ....................... United States 7,293 955,966
Constellation Energy Corp. ............................ United States 13,057 3,646,167
Duke Energy Corp. .................................. United States 7,258 950,363
Edison International ................................. United States 17,595 1,287,602
Enel SpA ......................................... Italy 211,210 2,309,123
Eversource Energy .................................. United States 12,919 895,028
Exelon Corp. ....................................... United States 19,483 955,057
a
Hawaiian Electric Industries, Inc. ........................ United States 3,300 48,972
Iberdrola SA ....................................... Spain 128,003 2,930,522
Kansai Electric Power Co., Inc. (The) .................... Japan 98,200 1,632,681
NextEra Energy, Inc. ................................. United States 99,154 9,209,423
NRG Energy, Inc. ................................... United States 27,635 4,038,579
a
Oklo, Inc., A ....................................... United States 1,588 78,749
PG&E Corp. ....................................... United States 63,133 1,109,247
Portland General Electric Co. .......................... United States 4,573 241,317
PPL Corp. ......................................... United States 96,418 3,683,168
Southern Co. (The) .................................. United States 10,674 1,030,254
TXNM Energy, Inc. .................................. United States 1,654 96,693
Xcel Energy, Inc. .................................... United States 11,654 925,794
36,024,705
Electrical Equipment 1.5%
ABB Ltd. .......................................... Switzerland 61,173 4,973,852
Allient, Inc. ........................................ United States 4,270 252,314
AMETEK, Inc. ...................................... United States 4,448 953,473
a
Bloom Energy Corp., A ............................... United States 10,384 1,406,928
EnerSys .......................................... United States 4,128 717,116
Fujikura Ltd. ....................................... Japan 9,000 247,518
GE Vernova, Inc. .................................... United States 20,976 18,309,951
Mitsubishi Electric Corp. .............................. Japan 71,400 2,335,287
a
Nextpower, Inc., A ................................... United States 7,237 872,420
a
Nidec Corp. ....................................... Japan 74,000 939,668
a
Power Solutions International, Inc. ....................... United States 3,875 235,910
Prysmian SpA ...................................... Italy 8,369 988,304
Rockwell Automation, Inc. ............................. United States 2,602 933,806
Schneider Electric SE ................................ United States 7,289 1,985,390
Vertiv Holdings Co., A ................................ United States 28,636 7,175,609

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Vicor Corp. ........................................ United States 1,996 $ 321,356
42,648,902
Electronic Equipment, Instruments & Components 0.1%
Advanced Energy Industries, Inc. ....................... United States 2,764 891,970
a
Arlo Technologies, Inc. ............................... United States 18,057 256,951
a
Daktronics, Inc. ..................................... United States 2,395 46,822
a
Fabrinet .......................................... Thailand 287 149,676
a
Insight Enterprises, Inc. ............................... United States 1,247 83,562
a
Itron, Inc. ......................................... United States 6,095 546,295
a
Kimball Electronics, Inc. .............................. United States 4,246 100,588
a
nLight, Inc. ........................................ United States 8,100 461,862
a
Ouster, Inc. ........................................ United States 17,585 323,037
a
Sanmina Corp. ..................................... United States 1,119 145,067
a
ScanSource, Inc. ................................... United States 2,693 97,756
a
TTM Technologies, Inc. ............................... United States 8,393 817,646
3,921,232
Energy Equipment & Services 0.5%
Baker Hughes Co., A ................................. United States 16,078 981,562
a
Forum Energy Technologies, Inc. ........................ United States 7,626 447,341
Halliburton Co. ..................................... United States 28,242 1,101,156
Kodiak Gas Services, Inc. ............................. United States 2,693 157,056
Liberty Energy, Inc., A ................................ United States 5,985 172,368
a
National Energy Services Reunited Corp. ................. United States 12,567 269,813
a
Oceaneering International, Inc. ......................... United States 16,727 593,307
a
Oil States International, Inc. ........................... United States 38,280 445,579
Patterson-UTI Energy, Inc. ............................ United States 16,074 174,081
a
ProPetro Holding Corp. ............................... United States 7,991 115,150
SLB Ltd. .......................................... United States 10,252 526,850
TechnipFMC plc .................................... United Kingdom 125,554 8,679,548
a
Transocean Ltd. .................................... United States 109,212 724,076
Weatherford International plc ........................... United States 10,591 1,001,697
15,389,584
Entertainment 1.1%
Cinemark Holdings, Inc. .............................. United States 6,380 181,958
a
Live Nation Entertainment, Inc. ......................... United States 21,807 3,325,786
a
Netflix, Inc. ........................................ United States 185,885 17,872,843
Nexon Co. Ltd. ..................................... Japan 13,800 259,946
Nintendo Co. Ltd. ................................... Japan 24,200 1,381,472
a
ROBLOX Corp., A ................................... United States 15,137 856,149
a
Spotify Technology SA ................................ United States 13,820 6,701,456
Universal Music Group NV ............................ Netherlands 74,513 1,446,358
Walt Disney Co. (The) ................................ United States 9,470 912,719
32,938,687
Financial Services 1.9%
Apollo Global Management, Inc. ........................ United States 29,843 3,325,107
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 3,690 188,485
a
Berkshire Hathaway, Inc., B ............................ United States 4,625 2,216,300
Corebridge Financial, Inc. ............................. United States 37,934 905,105
Equitable Holdings, Inc. ............................... United States 104,254 3,868,866
Essent Group Ltd. ................................... United States 1,713 100,108
a
Fiserv, Inc. ........................................ United States 7,709 430,162
Investor AB, B ...................................... Sweden 66,674 2,525,260
Jackson Financial, Inc., A ............................. United States 6,667 704,835
Mastercard, Inc., A .................................. United States 58,268 29,114,189

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
MGIC Investment Corp. ............................... United States 35,992 $ 944,790
a
NMI Holdings, Inc., A ................................. United States 8,273 310,320
Pagseguro Digital Ltd., A .............................. Brazil 52,799 529,046
a
Payoneer Global, Inc. ................................ United States 20,877 100,836
PayPal Holdings, Inc. ................................ United States 20,473 925,994
PennyMac Financial Services, Inc. ...................... United States 2,370 207,138
a
StoneCo Ltd., A ..................................... Brazil 27,699 391,110
Visa, Inc., A ........................................ United States 27,516 8,316,436
55,104,087
Food Products 0.3%
Ajinomoto Co., Inc. .................................. Japan 18,200 514,537
Archer-Daniels-Midland Co. ........................... United States 14,260 1,036,559
Associated British Foods plc ........................... United Kingdom 39,982 1,000,844
Calavo Growers, Inc. ................................. United States 3,893 100,400
Cal-Maine Foods, Inc. ................................ United States 5,772 456,854
Dole plc .......................................... United States 20,138 287,772
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 1,160,700 502,139
Ingredion, Inc. ...................................... United States 8,244 928,769
Mondelez International, Inc., A .......................... United States 16,348 942,299
Nestle SA ......................................... United States 5,802 569,124
a
Seneca Foods Corp., A ............................... United States 1,283 193,887
a
Simply Good Foods Co. (The) .......................... United States 3,247 46,594
Tyson Foods, Inc., A ................................. United States 7,783 498,657
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 1,599,000 2,101,785
9,180,220
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 11,589 1,088,902
New Jersey Resources Corp. .......................... United States 10,422 572,376
Northwest Natural Holding Co. ......................... United States 2,168 115,381
Spire, Inc. ......................................... United States 1,279 115,801
Tokyo Gas Co. Ltd. .................................. Japan 15,500 729,989
2,622,449
Ground Transportation 0.3%
Canadian National Railway Co. ......................... Canada 10,689 1,100,173
Canadian Pacific Kansas City Ltd. ....................... Canada 33,312 2,620,322
CSX Corp. ........................................ United States 24,072 988,156
JB Hunt Transport Services, Inc. ........................ United States 5,767 1,222,027
a
Lyft, Inc., A ........................................ United States 72,577 965,274
Norfolk Southern Corp. ............................... United States 3,223 925,001
a
Uber Technologies, Inc. ............................... United States 12,799 920,632
Union Pacific Corp. .................................. United States 3,785 918,317
9,659,902
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 8,777 901,135
a
AtriCure, Inc. ....................................... United States 3,341 95,319
a
Avanos Medical, Inc. ................................. United States 7,792 109,166
a
Axogen, Inc. ....................................... United States 10,284 340,709
Becton Dickinson & Co. ............................... United States 23,792 3,740,816
BioMerieux ........................................ France 2,100 224,351
a
Boston Scientific Corp. ............................... United States 91,705 5,754,489
a
Dexcom, Inc. ....................................... United States 16,174 1,015,727
a
Edwards Lifesciences Corp. ........................... United States 11,518 922,361
a
Glaukos Corp. ...................................... United States 3,295 354,740
a
Haemonetics Corp. .................................. United States 1,526 86,005

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Hologic, Inc. ....................................... United States 12,833 $ 970,047
Hoya Corp. ........................................ Japan 31,000 5,374,173
a
IDEXX Laboratories, Inc. .............................. United States 5,962 3,349,988
a
Insulet Corp. ....................................... United States 4,057 851,321
a
Intuitive Surgical, Inc. ................................ United States 10,108 4,659,687
a
Lantheus Holdings, Inc. ............................... United States 8,084 613,171
a
LivaNova plc ....................................... United States 6,254 397,504
Medtronic plc ...................................... United States 10,580 916,757
a
Novocure Ltd. ...................................... United States 39,793 433,744
Olympus Corp. ..................................... Japan 66,900 637,378
Stryker Corp. ...................................... United States 2,701 887,522
a
Varex Imaging Corp. ................................. United States 8,682 92,116
32,728,226
Health Care Providers & Services 0.8%
a
AMN Healthcare Services, Inc. ......................... United States 17,155 314,623
Cardinal Health, Inc. ................................. United States 4,506 952,163
a
Castle Biosciences, Inc. .............................. United States 13,391 328,749
Cencora, Inc. ...................................... United States 2,960 929,854
Cigna Group (The) .................................. United States 3,480 928,290
a
Cross Country Healthcare, Inc. ......................... United States 4,950 46,530
CVS Health Corp. ................................... United States 12,341 886,331
Fresenius SE & Co. KGaA ............................. Germany 2,970 154,130
a
GeneDx Holdings Corp., A ............................. United States 1,097 70,449
a
Guardant Health, Inc. ................................ United States 8,431 778,771
HCA Healthcare, Inc. ................................. United States 1,805 854,198
a
HealthEquity, Inc. ................................... United States 1,242 103,794
a
Hims & Hers Health, Inc. .............................. United States 4,154 86,237
McKesson Corp. .................................... United States 10,666 9,229,930
a
Omada Health, Inc. .................................. United States 6,560 82,459
Select Medical Holdings Corp. .......................... United States 6,268 102,106
a
Tenet Healthcare Corp. ............................... United States 4,059 765,974
UnitedHealth Group, Inc. .............................. United States 18,410 4,981,562
Universal Health Services, Inc., B ....................... United States 4,742 848,676
22,444,826
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 2,107 99,366
CareTrust REIT, Inc. ................................. United States 19,514 715,188
LTC Properties, Inc. ................................. United States 2,711 100,741
National Health Investors, Inc. .......................... United States 1,371 110,859
Omega Healthcare Investors, Inc. ....................... United States 21,049 922,367
Sabra Health Care REIT, Inc. .......................... United States 5,595 107,592
2,056,113
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 37,949 884,212
HealthStream, Inc. .................................. United States 4,598 95,225
a
Phreesia, Inc. ...................................... United States 28,593 239,609
a
Teladoc Health, Inc. ................................. United States 87,590 477,366
a
Veeva Systems, Inc., A ............................... United States 46,731 8,208,767
a
Waystar Holding Corp. ............................... United States 3,929 94,728
9,999,907
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 7,979 91,838
DiamondRock Hospitality Co. .......................... United States 11,569 108,401
Ryman Hospitality Properties, Inc. ....................... United States 4,662 430,163

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ........................... United States 6,773 $ 100,444
730,846
Hotels, Restaurants & Leisure 1.2%
a
Airbnb, Inc., A ...................................... United States 92,826 11,722,067
Aristocrat Leisure Ltd. ................................ Australia 41,754 1,327,162
Booking Holdings, Inc. ............................... United States 492 2,071,478
Brightstar Lottery plc ................................. United States 28,349 361,166
a
Brinker International, Inc. ............................. United States 4,587 654,886
Compass Group plc ................................. United Kingdom 87,048 2,428,720
a
DoorDash, Inc., A ................................... United States 5,368 806,005
Galaxy Entertainment Group Ltd. ....................... Macau 34,000 153,676
Golden Entertainment, Inc. ............................ United States 3,761 100,381
Hilton Worldwide Holdings, Inc. ......................... United States 26,491 8,055,383
InterContinental Hotels Group plc ....................... United States 3,903 514,708
Las Vegas Sands Corp. ............................... United States 29,150 1,570,602
a
Life Time Group Holdings, Inc. ......................... United States 3,442 92,728
Monarch Casino & Resort, Inc. ......................... United States 1,167 111,565
Red Rock Resorts, Inc., A ............................. United States 1,828 97,542
Starbucks Corp. .................................... United States 31,673 2,837,584
a
Viking Holdings Ltd. ................................. United States 13,955 1,025,413
33,931,066
Household Durables 0.5%
Garmin Ltd. ........................................ United States 4,835 1,121,768
a
Hovnanian Enterprises, Inc., A .......................... United States 883 97,934
KB Home ......................................... United States 1,665 86,164
a
M/I Homes, Inc. ..................................... United States 3,373 413,024
PulteGroup, Inc. .................................... United States 55,942 6,579,339
a
Sonos, Inc. ........................................ United States 38,369 514,145
Sony Group Corp. ................................... Japan 113,600 2,367,735
a
Taylor Morrison Home Corp., A ......................... United States 9,277 540,292
Toll Brothers, Inc. ................................... United States 6,511 888,556
a
Tri Pointe Homes, Inc. ................................ United States 13,239 618,658
13,227,615
Household Products 0.8%
Colgate-Palmolive Co. ............................... United States 130,604 11,131,379
Procter & Gamble Co. (The) ........................... United States 71,972 10,395,636
Reckitt Benckiser Group plc ........................... United Kingdom 22,323 1,501,006
Unilever Indonesia Tbk. PT ............................ Indonesia 4,876,300 528,094
23,556,115
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) .................................... United States 68,849 970,083
RWE AG .......................................... Germany 36,995 2,488,981
Vistra Corp. ........................................ United States 6,043 908,444
4,367,508
Industrial Conglomerates 0.6%
3M Co. ........................................... United States 6,268 910,302
CK Hutchison Holdings Ltd. ............................ United Kingdom 43,000 330,069
Hitachi Ltd. ........................................ Japan 75,100 2,203,095
Honeywell International, Inc. ........................... United States 38,376 8,674,127
Jardine Matheson Holdings Ltd. ........................ Indonesia 27,700 1,991,166
Sekisui Chemical Co. Ltd. ............................. Japan 26,300 441,542
Siemens AG ....................................... Germany 5,033 1,226,210

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Smiths Group plc ................................... United Kingdom 17,827 $ 544,013
16,320,524
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 2,050 94,833
Prologis, Inc. ....................................... United States 32,579 4,306,292
4,401,125
Insurance 1.6%
Aflac, Inc. ......................................... United States 8,677 951,954
AIA Group Ltd. ..................................... Hong Kong 183,000 2,033,373
Allianz SE ......................................... Germany 6,240 2,635,268
Allstate Corp. (The) .................................. United States 28,710 5,952,731
American International Group, Inc. ...................... United States 61,393 4,619,823
AXA SA ........................................... France 4,850 222,865
Axis Capital Holdings Ltd. ............................. United States 25,285 2,564,152
a
Brighthouse Financial, Inc. ............................ United States 16,246 972,810
Chubb Ltd. ........................................ United States 3,103 1,011,361
CNO Financial Group, Inc. ............................ United States 12,367 507,789
Daiichi Life Group, Inc. ............................... Japan 20,000 184,440
Everest Group Ltd. .................................. United States 2,877 940,347
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 5,941 113,533
a
Genworth Financial, Inc., A ............................ United States 65,387 530,942
Globe Life, Inc. ..................................... United States 17,038 2,371,178
Hamilton Insurance Group Ltd., B ....................... United States 18,225 543,652
Hanover Insurance Group, Inc. (The) ..................... United States 5,423 940,077
a
Heritage Insurance Holdings, Inc. ....................... United States 15,623 410,104
Horace Mann Educators Corp. ......................... United States 2,302 98,249
MetLife, Inc. ....................................... United States 56,056 3,964,280
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 2,226 1,405,811
NN Group NV ...................................... Netherlands 27,639 2,158,493
Primerica, Inc. ...................................... United States 3,695 925,524
Progressive Corp. (The) .............................. United States 4,648 921,420
Prudential Financial, Inc. .............................. United States 9,901 967,229
Prudential plc ...................................... Hong Kong 86,431 1,201,660
QBE Insurance Group Ltd. ............................ Australia 93,257 1,376,171
Reinsurance Group of America, Inc. ..................... United States 4,754 970,577
RenaissanceRe Holdings Ltd. .......................... United States 3,590 1,067,056
a
SiriusPoint Ltd. ..................................... United States 12,225 263,327
Talanx AG ......................................... Germany 7,083 878,909
Travelers Cos., Inc. (The) ............................. United States 3,515 1,025,255
Unipol Assicurazioni SpA .............................. Italy 17,364 403,369
Universal Insurance Holdings, Inc. ....................... United States 5,311 181,424
Unum Group ....................................... United States 12,778 933,177
46,248,330
Interactive Media & Services 4.4%
Alphabet, Inc., A .................................... United States 210,053 60,402,841
Alphabet, Inc., C .................................... United States 77,238 22,156,492
a
Cargurus, Inc., A .................................... United States 13,511 460,049
a
EverQuote, Inc., A ................................... United States 15,004 231,362
a
fuboTV, Inc., A ...................................... United States 8,696 82,264
a
Grindr, Inc. ........................................ Singapore 8,187 98,981
LY Corp. .......................................... Japan 340,800 821,714
Meta Platforms, Inc., A ............................... United States 78,913 45,148,495
a
Nextdoor Holdings, Inc. ............................... United States 62,499 87,499
129,489,697

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.4%
Accenture plc, A .................................... United States 24,705 $ 4,898,754
a
Fastly, Inc., A ...................................... United States 4,287 124,580
Fujitsu Ltd. ........................................ Japan 9,100 186,101
a
GoDaddy, Inc., A .................................... United States 10,235 846,127
NEC Corp. ........................................ Japan 34,400 855,979
a
Snowflake, Inc., A ................................... United States 19,929 3,005,692
VeriSign, Inc. ...................................... United States 3,953 981,767
10,899,000
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 61,600 1,519,697
Hasbro, Inc. ....................................... United States 12,182 1,140,235
Polaris, Inc. ........................................ United States 8,879 483,906
3,143,838
Life Sciences Tools & Services 0.4%
a
10X Genomics, Inc., A ................................ United States 25,510 541,577
a
CryoPort, Inc. ...................................... United States 6,186 51,220
Lonza Group AG .................................... Switzerland 4,181 2,682,189
a
Medpace Holdings, Inc. ............................... United States 2,043 981,028
Mesa Laboratories, Inc. ............................... United States 3,792 335,289
Thermo Fisher Scientific, Inc. .......................... United States 13,399 6,586,011
a
Waters Corp. ...................................... United States 3,154 939,261
12,116,575
Machinery 1.5%
Alamo Group, Inc. ................................... United States 549 90,569
Albany International Corp., A ........................... United States 2,118 110,581
Allison Transmission Holdings, Inc. ...................... United States 8,224 962,701
Atmus Filtration Technologies, Inc. ...................... United States 11,175 634,405
a
Blue Bird Corp. ..................................... United States 10,221 580,451
Caterpillar, Inc. ..................................... United States 26,906 19,061,825
a
Chart Industries, Inc. ................................. United States 707 146,172
Cummins, Inc. ...................................... United States 2,292 1,233,142
Deere & Co. ....................................... United States 1,631 918,742
Ebara Corp. ....................................... Japan 27,400 775,643
ESCO Technologies, Inc. .............................. United States 641 180,358
FANUC Corp. ...................................... Japan 2,800 97,599
Federal Signal Corp. ................................. United States 849 91,811
Franklin Electric Co., Inc. ............................. United States 1,006 92,723
GEA Group AG ..................................... Germany 12,543 899,555
Graco, Inc. ........................................ United States 11,352 960,947
Hyster-Yale, Inc. .................................... United States 2,880 93,629
Illinois Tool Works, Inc. ............................... United States 1,734 451,343
Ingersoll Rand, Inc. .................................. United States 43,549 3,489,146
Kennametal, Inc. .................................... United States 3,442 124,359
Komatsu Ltd. ...................................... Japan 15,800 629,165
Lincoln Electric Holdings, Inc. .......................... United States 4,154 1,034,678
a
Microvast Holdings, Inc. .............................. United States 46,651 69,976
Minebea Mitsumi, Inc. ................................ Japan 60,300 1,001,287
Mueller Water Products, Inc., A ......................... United States 4,332 119,087
Otis Worldwide Corp. ................................ United States 50,446 3,888,378
PACCAR, Inc. ...................................... United States 7,985 922,267
Parker-Hannifin Corp. ................................ United States 1,020 913,145
Pentair plc ........................................ United States 10,433 908,819
a
Proto Labs, Inc. ..................................... United States 3,081 175,679
Schindler Holding AG ................................ Switzerland 3,447 1,135,417
a
SPX Technologies, Inc. ............................... United States 460 91,972

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Tennant Co. ....................................... United States 1,544 $ 102,522
Terex Corp. ........................................ United States 1,681 99,347
Watts Water Technologies, Inc., A ....................... United States 2,513 729,499
Worthington Enterprises, Inc. .......................... United States 2,008 104,697
Yangzijiang Shipbuilding Holdings Ltd. .................... China 511,100 1,518,167
44,439,803
Marine Transportation 0.1%
Matson, Inc. ....................................... United States 4,168 683,302
SITC International Holdings Co. Ltd. ..................... China 186,000 814,405
1,497,707
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 8,352 1,803,030
a
Ibotta, Inc., A ....................................... United States 4,550 136,364
Informa plc ........................................ United Kingdom 31,888 320,274
a
Magnite, Inc. ....................................... United States 5,249 62,358
New York Times Co. (The), A ........................... United States 11,955 1,000,992
a
PubMatic, Inc., A .................................... United States 18,352 150,119
3,473,137
Metals & Mining 0.9%
a
Alpha Metallurgical Resources, Inc. ...................... United States 571 117,209
ArcelorMittal SA .................................... Luxembourg 9,859 511,303
BHP Group Ltd., (AUD Traded) ......................... Australia 154,574 5,592,877
BHP Group Ltd., (GBP Traded) ......................... Australia 6,045 219,105
a
Boliden AB ........................................ Sweden 8,285 434,315
a
Century Aluminum Co. ............................... United States 1,820 106,816
a
Coeur Mining, Inc. ................................... United States 20,460 384,034
Commercial Metals Co. ............................... United States 1,750 107,503
a
Constellium SE, A ................................... United States 23,716 582,939
Fortescue Ltd. ...................................... Australia 135,180 1,931,668
Freeport-McMoRan, Inc. .............................. United States 123,609 7,265,737
Glencore plc ....................................... Australia 590,071 4,469,123
Hecla Mining Co. ................................... United States 42,968 800,494
Norsk Hydro ASA ................................... Norway 45,404 483,934
Rio Tinto plc ....................................... Australia 21,911 2,032,765
SunCoke Energy, Inc. ................................ United States 16,609 108,125
25,147,947
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 8,098 101,630
Ladder Capital Corp., A ............................... United States 9,088 88,790
MFA Financial, Inc. .................................. United States 10,974 105,131
Rithm Capital Corp. .................................. United States 99,651 944,691
1,240,242
Multi-Utilities 0.3%
Ameren Corp. ...................................... United States 8,624 947,950
Avista Corp. ....................................... United States 10,219 410,191
Black Hills Corp. .................................... United States 7,280 505,305
CMS Energy Corp. .................................. United States 12,463 966,880
Consolidated Edison, Inc. ............................. United States 8,565 969,387
DTE Energy Co. .................................... United States 6,406 936,685
Engie SA ......................................... France 51,871 1,671,670
Northwestern Energy Group, Inc. ....................... United States 1,560 102,866
Public Service Enterprise Group, Inc. .................... United States 12,131 982,004

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
WEC Energy Group, Inc. .............................. United States 8,693 $ 1,006,389
8,499,327
Office REITs 0.1%
COPT Defense Properties ............................. United States 3,380 103,428
Empire State Realty Trust, Inc., A ....................... United States 18,156 94,411
Vornado Realty Trust ................................. United States 77,006 2,001,386
2,199,225
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp. .............................. United States 41,866 954,545
BP plc ............................................ United States 245,325 1,920,110
California Resources Corp. ............................ United States 2,119 146,677
Cheniere Energy, Inc. ................................ United States 40,434 11,473,552
Chevron Corp. ..................................... United States 6,136 1,269,538
ConocoPhillips ..................................... United States 42,932 5,667,024
Coterra Energy, Inc. ................................. United States 30,990 1,088,989
Delek US Holdings, Inc. .............................. United States 2,399 108,123
Devon Energy Corp. ................................. United States 21,619 1,087,868
DHT Holdings, Inc. .................................. United States 7,762 141,812
Dorian LPG Ltd. .................................... United States 3,858 131,944
ENEOS Holdings, Inc. ................................ Japan 159,100 1,433,512
Eni SpA .......................................... Italy 20,029 569,500
Equinor ASA ....................................... Norway 55,367 2,358,877
Exxon Mobil Corp. ................................... United States 82,953 14,073,806
Galp Energia SGPS SA, B ............................ Portugal 92,991 2,229,701
a
Gulfport Energy Corp. ................................ United States 525 111,074
HF Sinclair Corp. ................................... United States 19,377 1,208,931
Inpex Corp. ........................................ Japan 83,400 2,466,930
Kinder Morgan, Inc. .................................. United States 31,502 1,056,262
Marathon Petroleum Corp. ............................ United States 5,156 1,258,992
Murphy Oil Corp. .................................... United States 8,672 357,720
a
Par Pacific Holdings, Inc. ............................. United States 2,029 127,097
Peabody Energy Corp. ............................... United States 17,301 570,068
Repsol SA ......................................... Spain 25,028 704,500
Scorpio Tankers, Inc. ................................. Monaco 8,029 599,445
Shell plc, (EUR Traded) ............................... United States 150,344 7,030,254
Shell plc, (GBP Traded) ............................... United States 5,128 237,503
Teekay Corp. Ltd. ................................... United States 30,031 366,678
Teekay Tankers Ltd., A ............................... Canada 7,531 552,173
TotalEnergies SE ................................... France 42,616 3,911,047
Valero Energy Corp. ................................. United States 27,651 6,832,009
Williams Cos., Inc. (The) .............................. United States 16,019 1,165,863
World Kinect Corp. .................................. United States 4,096 94,495
73,306,619
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 2,240 94,618
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 16,296 1,083,358
International Consolidated Airlines Group SA ............... United Kingdom 278,309 1,320,941
a
Joby Aviation, Inc. ................................... United States 34,140 281,996
Qantas Airways Ltd. ................................. Australia 229,180 1,346,261
Ryanair Holdings plc ................................. Italy 49,911 1,405,087
Ryanair Holdings plc, ADR ............................ Italy 15,030 868,734
a
SkyWest, Inc. ...................................... United States 6,572 603,507
Southwest Airlines Co. ............................... United States 149,022 5,598,757

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
Sun Country Airlines Holdings, Inc. ...................... United States 10,446 $ 172,568
a
United Airlines Holdings, Inc. ........................... United States 9,882 909,836
13,591,045
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 31,965 1,754,859
Pharmaceuticals 3.4%
a
Arvinas, Inc. ....................................... United States 37,365 396,069
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 22,319 4,364,257
AstraZeneca plc, (USD Traded) ......................... United Kingdom 27,619 5,447,019
Bristol-Myers Squibb Co. .............................. United States 92,605 5,616,493
Chugai Pharmaceutical Co. Ltd. ........................ Japan 53,700 2,961,474
a
Corcept Therapeutics, Inc. ............................ United States 26,864 1,082,888
Daiichi Sankyo Co. Ltd. ............................... Japan 74,800 1,338,222
Eli Lilly & Co. ...................................... United States 31,497 28,969,996
Galderma Group AG ................................. Switzerland 19,375 3,807,843
GSK plc .......................................... United States 79,076 2,178,186
Ipsen SA .......................................... France 5,704 1,065,984
Johnson & Johnson ................................. United States 4,001 978,004
a
Maze Therapeutics, Inc. .............................. United States 10,313 307,843
Merck & Co., Inc. ................................... United States 137,034 16,483,820
Novartis AG ....................................... United States 44,312 6,801,646
Novo Nordisk A/S, ADR ............................... Denmark 61,929 2,275,891
Novo Nordisk A/S, B ................................. Denmark 50,585 1,851,132
Otsuka Holdings Co. Ltd. ............................. Japan 15,300 1,085,854
Pfizer, Inc. ......................................... United States 35,551 998,272
Roche Holding AG .................................. United States 9,882 3,943,816
Sanofi SA ......................................... United States 61,390 5,928,422
a
Supernus Pharmaceuticals, Inc. ........................ United States 9,630 497,775
98,380,906
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 5,393 1,095,750
Broadridge Financial Solutions, Inc. ...................... United States 4,884 793,552
a
IBEX Holdings Ltd. .................................. United States 3,988 106,958
Korn Ferry ........................................ United States 4,180 263,131
a
Legalzoom.com, Inc. ................................. United States 44,369 251,572
Leidos Holdings, Inc. ................................. United States 5,405 840,586
Maximus, Inc. ...................................... United States 1,326 84,997
a
Paylocity Holding Corp. ............................... United States 8,006 864,968
Recruit Holdings Co. Ltd. ............................. Japan 29,200 1,272,243
a
Upwork, Inc. ....................................... United States 43,315 474,732
Verisk Analytics, Inc., A ............................... United States 4,349 825,223
6,873,712
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 29,763 4,031,696
a
Cushman & Wakefield Ltd. ............................ United States 83,372 1,022,141
a
Jones Lang LaSalle, Inc. .............................. United States 3,213 977,780
Kennedy-Wilson Holdings, Inc. ......................... United States 10,196 110,321
6,141,938
Residential REITs 0.2%
Invitation Homes, Inc. ................................ United States 199,775 4,964,409
Mid-America Apartment Communities, Inc. ................ United States 7,071 863,510

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Sun Communities, Inc. ............................... United States 7,035 $ 886,129
6,714,048
Retail REITs 0.3%
Alexander's, Inc. .................................... United States 426 100,621
Brixmor Property Group, Inc. ........................... United States 31,981 921,053
CBL & Associates Properties, Inc. ....................... United States 3,825 146,995
Kite Realty Group Trust ............................... United States 4,622 113,470
Simon Property Group, Inc. ............................ United States 35,599 6,640,281
SITE Centers Corp. .................................. United States 37,636 203,234
Tanger, Inc. ........................................ United States 3,048 103,571
Urban Edge Properties ............................... United States 5,076 101,419
8,330,644
Semiconductors & Semiconductor Equipment 8.2%
a
Advanced Micro Devices, Inc. .......................... United States 28,021 5,700,312
Advantest Corp. .................................... Japan 3,900 538,226
a
Ambarella, Inc. ..................................... United States 10,291 529,729
Applied Materials, Inc. ................................ United States 4,102 1,402,023
ASML Holding NV ................................... Netherlands 7,368 9,797,647
Broadcom, Inc. ..................................... United States 129,083 39,952,479
a
CEVA, Inc. ........................................ United States 2,276 42,516
a
Cirrus Logic, Inc. .................................... United States 7,617 1,101,571
a
Credo Technology Group Holding Ltd. .................... United States 9,374 879,937
a
FormFactor, Inc. .................................... United States 1,178 114,254
a
Impinj, Inc. ........................................ United States 3,119 320,321
Infineon Technologies AG ............................. Germany 49,872 2,262,500
a
Kioxia Holdings Corp. ................................ Japan 16,900 2,207,142
KLA Corp. ......................................... United States 716 1,054,246
Kulicke & Soffa Industries, Inc. ......................... Singapore 1,489 97,857
Lam Research Corp. ................................. United States 112,631 24,064,739
Marvell Technology, Inc. .............................. United States 42,507 4,210,318
a
MaxLinear, Inc., A ................................... United States 7,210 125,382
Micron Technology, Inc. ............................... United States 3,117 1,053,047
a
Navitas Semiconductor Corp., A ........................ United States 11,232 98,505
NVIDIA Corp. ...................................... United States 731,535 127,579,704
QUALCOMM, Inc. ................................... United States 99,908 12,866,152
a
Rambus, Inc. ...................................... United States 7,702 662,603
a
Rigetti Computing, Inc. ............................... United States 2,870 40,295
SCREEN Holdings Co. Ltd. ............................ Japan 15,000 893,649
a
Semtech Corp. ..................................... United States 1,313 100,957
a
Silicon Laboratories, Inc. .............................. United States 481 100,120
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 33,000 1,908,539
239,704,770
Software 4.4%
a
ACI Worldwide, Inc. .................................. United States 4,663 191,230
a
Adobe, Inc. ........................................ United States 48,824 11,868,138
a
Alarm.com Holdings, Inc. ............................. United States 2,015 87,028
a
Appian Corp., A ..................................... United States 3,591 86,579
a
Arteris, Inc. ........................................ United States 21,186 348,298
a
Atlassian Corp., A ................................... United States 11,500 784,875
a
Autodesk, Inc. ...................................... United States 24,584 5,885,410
a
Blend Labs, Inc., A .................................. United States 109,555 186,243
a
Cadence Design Systems, Inc. ......................... United States 20,784 5,775,250
a
Cerence, Inc. ...................................... United States 13,968 88,138
a
Commvault Systems, Inc. ............................. United States 3,639 283,442
a
Crowdstrike Holdings, Inc., A ........................... United States 2,140 835,477

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Daily Journal Corp. .................................. United States 185 $ 89,233
a
DocuSign, Inc., A ................................... United States 19,750 936,348
a
Dropbox, Inc., A .................................... United States 37,193 845,025
a
Fortinet, Inc. ....................................... United States 6,280 513,202
InterDigital, Inc. ..................................... United States 2,087 630,274
Intuit, Inc. ......................................... United States 1,998 863,895
a
LiveRamp Holdings, Inc. .............................. United States 13,339 353,750
a
Manhattan Associates, Inc. ............................ United States 6,307 839,588
Microsoft Corp. ..................................... United States 208,344 77,122,698
a
Nice Ltd. .......................................... Israel 11,054 1,220,456
OneSpan, Inc. ...................................... United States 8,986 94,623
Oracle Corp. ....................................... United States 17,143 2,521,907
Oracle Corp. Japan .................................. Japan 4,100 222,354
a
PagerDuty, Inc. ..................................... United States 49,019 304,408
a
Palantir Technologies, Inc., A ........................... United States 19,784 2,894,004
Pegasystems, Inc. ................................... United States 20,356 866,351
a
Q2 Holdings, Inc. ................................... United States 2,342 110,777
a
Rapid7, Inc. ....................................... United States 24,126 132,934
RingCentral, Inc., A .................................. United States 22,886 851,130
a
Rubrik, Inc., A ...................................... United States 16,821 823,724
Salesforce, Inc. ..................................... United States 4,758 888,176
SAP SE .......................................... Germany 11,792 2,010,331
a
SEMrush Holdings, Inc., A ............................. United States 8,832 105,454
a
ServiceNow, Inc. .................................... United States 39,490 4,128,680
a
Teradata Corp. ..................................... United States 32,202 825,337
a
Weave Communications, Inc. .......................... United States 19,776 91,365
a
Workday, Inc., A .................................... United States 6,366 827,071
a
Workiva, Inc., A ..................................... United States 1,567 93,440
a
Zoom Communications, Inc., A ......................... United States 12,408 997,479
128,624,122
Specialized REITs 0.4%
American Tower Corp. ................................ United States 39,359 6,792,576
EPR Properties ..................................... United States 17,144 856,514
Farmland Partners, Inc. ............................... United States 9,132 102,552
Outfront Media, Inc. ................................. United States 22,270 590,155
Public Storage ..................................... United States 3,121 845,417
VICI Properties, Inc., A ............................... United States 100,184 2,737,027
11,924,241
Specialty Retail 0.4%
a
Abercrombie & Fitch Co., A ............................ United States 6,829 623,966
American Eagle Outfitters, Inc. ......................... United States 8,533 142,501
a
AutoZone, Inc. ..................................... United States 276 932,267
Avolta AG ......................................... Switzerland 4,483 268,784
Buckle, Inc. (The) ................................... United States 1,931 97,245
a
Chewy, Inc., A ...................................... United States 37,815 1,021,005
Fast Retailing Co. Ltd. ................................ Japan 2,000 790,213
Home Depot, Inc. (The) ............................... United States 2,590 851,825
a
O'Reilly Automotive, Inc. .............................. United States 10,168 938,608
Ross Stores, Inc. ................................... United States 6,106 1,322,743
a
Sally Beauty Holdings, Inc. ............................ United States 9,594 132,877
TJX Cos., Inc. (The) ................................. United States 13,969 2,230,849
a
Ulta Beauty, Inc. .................................... United States 1,488 777,793
a
Urban Outfitters, Inc. ................................. United States 2,257 142,981
a
Victoria's Secret & Co. ............................... United States 10,499 486,734
10,760,391

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 425,532 $ 107,995,766
a
Everpure, Inc., A .................................... United States 15,790 932,242
a
IonQ, Inc. ......................................... United States 15,723 453,294
a
Sandisk Corp. ...................................... United States 2,092 1,329,131
Seagate Technology Holdings plc ....................... United States 12,235 4,793,184
115,503,617
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. ........................................ Japan 26,900 723,210
Carter's, Inc. ....................................... United States 11,699 418,356
G-III Apparel Group Ltd. .............................. United States 4,671 129,387
Hermes International SCA ............................. France 468 886,556
LVMH Moet Hennessy Louis Vuitton SE .................. France 220 120,263
Pandora A/S ....................................... Denmark 8,058 575,937
Tapestry, Inc. ...................................... United States 7,341 1,035,888
3,889,597
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 55,487 3,221,510
Imperial Brands plc .................................. United Kingdom 48,697 1,974,557
Philip Morris International, Inc. ......................... United States 108,877 18,001,723
23,197,790
Trading Companies & Distributors 0.3%
AerCap Holdings NV ................................. Ireland 6,900 946,542
Bunzl plc .......................................... United Kingdom 6,193 186,443
McGrath RentCorp .................................. United States 1,076 118,661
Mitsubishi Corp. .................................... Japan 16,600 569,479
Mitsui & Co. Ltd. .................................... Japan 74,100 2,864,163
a
NPK International, Inc. ............................... United States 7,440 107,806
Sunbelt Rentals Holdings, Inc. .......................... United States 18,819 1,200,490
United Rentals, Inc. .................................. United States 4,504 3,281,434
9,275,018
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 17,040 502,634
Water Utilities 0.0%
†
American States Water Co. ............................ United States 1,396 105,566
California Water Service Group ......................... United States 2,165 98,161
203,727
Wireless Telecommunication Services 0.3%
KDDI Corp. ........................................ Japan 141,500 2,409,282
T-Mobile US, Inc. ................................... United States 22,703 4,768,311
Vodafone Group plc ................................. United Kingdom 1,139,409 1,718,630
8,896,223
Total Common Stocks (Cost $1,386,451,536) ..................................
2,049,652,765
Management Investment Companies 0.1%
Capital Markets 0.1%
iShares Russell 1000 Value ETF ........................ United States 12,534 2,678,140
Total Management Investment Companies (Cost $2,723,152) ...................
2,678,140

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 3,297 $ 213,909
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,332 136,329
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 5,068 228,111
Total Convertible Preferred Stocks (Cost $533,450) ............................
578,349
Preferred Stocks 0.0%
†
Technology Hardware, Storage & Peripherals 0.0%
†
c
Samsung Electronics Co. Ltd., 1.05% .................... South Korea 17,484 1,411,371
Total Preferred Stocks (Cost $597,272) .......................................
1,411,371
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 8,919 5,797
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 2,540 1,168
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 4,444 1,334
a,d,e
Pfizer, Inc., CVR, 3/31/32 ............................. United States 2,750 13,475
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 27,419 4,935
26,709
Total Rights (Cost $26,754) .................................................
26,709
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 125,000 184,875
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 110,000 100,210
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 166,000 180,027
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 220,000 253,110
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 239,000 238,552
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 50,000 237,547
Total Convertible Bonds (Cost $1,158,435) ...................................
1,194,321
Corporate Bonds 10.9%
Aerospace & Defense 0.4%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 50,000 49,448
Senior Note, 5.875%, 12/01/27 ....................... United States 295,000 295,142
Senior Note, 4.875%, 10/01/29 ....................... United States 75,000 74,057
Senior Note, 7.25%, 8/15/30 ......................... United States 225,000 233,472

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 180,000 $ 183,428
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 210,000 214,534
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 595,000 609,625
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 545,000 556,281
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 91,000 85,667
Senior Bond, 6.125%, 2/15/33 ........................ United States 290,000 308,476
Senior Bond, 6.875%, 3/15/39 ........................ United States 110,000 120,930
Senior Bond, 5.875%, 2/15/40 ........................ United States 150,000 150,779
Senior Bond, 3.375%, 6/15/46 ........................ United States 215,000 148,702
Senior Note, 2.7%, 2/01/27 .......................... United States 340,000 335,317
Senior Note, 6.259%, 5/01/27 ........................ United States 174,000 177,053
Senior Note, 6.298%, 5/01/29 ........................ United States 1,940,000 2,037,228
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 445,000 481,786
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 30,000 31,173
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 185,000 196,987
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 10,000 10,391
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 155,000 160,263
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 345,000 343,725
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 455,000 450,231
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 805,000 776,784
Senior Note, 4.85%, 10/15/31 ........................ United States 265,000 268,124
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 857,000 853,600
Senior Bond, 5.15%, 2/27/33 ......................... United States 110,000 112,231
Senior Bond, 4.875%, 10/15/40 ....................... United States 125,000 119,076
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 1,070,000 1,071,052
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 194,806
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 45,000 46,503
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 135,000 137,851
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 555,000 555,307
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 70,000 70,830
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 760,000 770,530
12,231,389
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 365,000 378,837
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 205,000 206,769
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 280,000 250,244
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 490,000 478,708
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 203,454
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 590,000 604,897
2,122,909
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 41,000 43,041

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
b
Hyundai Capital America, (continued)
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 395,000 $ 396,799
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 775,000 809,269
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 215,000 218,983
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 100,000 99,605
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 107,000 109,232
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 275,000 283,179
1,960,108
Banks 1.3%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 500,000 503,925
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,371
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 200,914
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 400,000 398,752
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,257,185
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 672,000 621,320
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 2,328,000 2,308,663
h
Sub. Bond, FRN, 4.696%, (3-month SOFR + 1.022%), 9/15/26 United States 125,000 125,222
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,572,000 1,649,531
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,112,000 1,957,328
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 555,000 553,273
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 310,000 313,269
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 575,000 567,304
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 590,000 600,414
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,936
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 590,000 591,090
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 280,000 287,746
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 609,000 606,150
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 2,674,000 2,646,123
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 735,000 726,819
Sub. Bond, 4.45%, 9/29/27 .......................... United States 776,000 776,203
Sub. Bond, 4.75%, 5/18/46 .......................... United States 415,000 349,873
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 525,000 541,611
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 245,971
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 530,000 527,955
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,137,000 1,166,032
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 781,000 670,861
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 345,000 347,168

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
g
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 127,000 $ 126,491
h
W, Junior Sub. Bond, FRN, 4.914%, ( 3-month SOFR +
1.262%), 5/15/47 ................................. United States 368,000 324,211
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 140,000 139,323
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 360,000 363,464
Sub. Bond, 3.625%, 12/01/27 ........................ United States 2,616,000 2,587,433
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,000,000 932,008
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,198,000 1,240,925
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 650,000 659,479
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 905,000 914,836
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 55,000 55,265
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 1,380,000 1,343,329
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 965,000 959,526
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 540,000 535,690
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 340,000 348,060
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,227,000 1,061,246
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 3,684,000 3,383,620
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 340,000 347,848
Westpac Banking Corp. ,
Senior Bond, 2.7%, 8/19/26 .......................... Australia 78,000 77,585
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 359,000 266,996
36,606,344
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 510,000 518,263
Senior Note, 4.125%, 3/15/31 ........................ United States 235,000 231,641
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 512,000 429,846
Senior Bond, 5.65%, 3/02/53 ......................... United States 36,000 34,891
Senior Bond, 5.75%, 3/02/63 ......................... United States 230,000 221,403
Senior Note, 5.15%, 3/02/28 ......................... United States 740,000 751,172
Senior Note, 5.25%, 3/02/30 ......................... United States 75,000 77,031
b
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 330,000 345,723
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 530,000 543,758
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 620,000 EUR 701,998
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 200,000 196,018
4,051,744
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 180,000 177,965
Senior Note, 4.25%, 3/13/31 ......................... United States 340,000 337,571

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 140,000 $ 148,138
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 424,000 414,785
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 245,000 250,255
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 420,000 437,601
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 845,000 852,091
2,618,406
Building Products 0.1%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 118,018
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 29,771
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 125,000 124,703
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 515,000 435,260
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 240,000 230,011
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 600,000 608,852
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 225,000 232,194
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 280,000 280,393
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 270,000 267,223
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 305,000 287,668
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 80,731
2,694,824
Capital Markets 0.6%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 421,000 417,550
Senior Note, 7%, 1/15/27 ........................... United States 195,000 197,683
Senior Note, 2.875%, 6/15/27 ........................ United States 449,000 437,257
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 77,000 81,883
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 270,000 232,113
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 193,000 188,230
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 125,000 134,016
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 2,554,000 2,539,925
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,096,000 1,085,904
Sub. Bond, 5.95%, 1/15/27 .......................... United States 220,000 222,743
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 297,000 250,771
Senior Note, 4%, 9/15/27 ........................... United States 182,000 181,414
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 595,000 588,903
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 1,060,000 1,076,195
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 390,000 388,788
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 340,000 300,434

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 377,000 $ 395,208
Senior Note, 5.2%, 3/15/30 .......................... United States 401,000 404,137
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 962,000 847,544
Senior Bond, 5%, 8/05/34 ........................... United States 295,000 295,019
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 2,599,000 2,564,881
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 680,000 687,673
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 389,000 392,616
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 165,000 162,274
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 315,000 312,947
Sub. Bond, 3.95%, 4/23/27 .......................... United States 817,000 812,310
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 150,000 149,718
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 677,000 640,226
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 63,000 64,831
Senior Note, 5.35%, 6/28/28 ......................... United States 144,000 147,012
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 91,000 85,480
Senior Bond, 1.25%, 8/15/30 ......................... United States 188,000 163,979
Senior Note, 4.75%, 8/01/28 ......................... United States 86,000 86,937
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 515,000 520,833
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 342,000 338,155
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 455,000 464,909
17,860,498
Chemicals 0.1%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 395,000 380,650
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 100,000 100,782
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 300,000 295,893
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 25,000 24,888
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 435,000 388,509
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 320,000 311,770
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 230,000 148,295
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 825,000 849,832
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 200,000 199,168
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 255,000 252,242
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 415,000 409,618
3,361,647
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 314,000 312,321
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 250,000 254,068
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 70,000 72,525
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 120,000 117,276
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 55,000 55,198
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 810,000 786,906

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,360,000 $ 1,389,832
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 820,000 830,672
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 100,000 104,050
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 497,000 488,023
Senior Bond, 3.2%, 6/01/32 .......................... United States 92,000 85,040
Senior Bond, 5%, 3/01/34 ........................... United States 220,000 221,535
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 323,000 328,577
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 365,000 370,019
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 100,000 103,038
5,519,080
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 179,000 161,469
Senior Bond, 5.55%, 8/15/35 ......................... United States 675,000 690,360
Senior Note, 4.85%, 8/15/30 ......................... United States 205,000 206,528
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 470,000 465,045
1,523,402
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 110,000 112,795
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 900,000 890,615
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,245,000 1,131,167
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 153,606
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 148,041
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 807,000 896,247
Senior Note, 4.75%, 6/09/27 ......................... United States 442,000 442,952
Senior Note, 2.2%, 11/02/28 ......................... United States 312,000 293,879
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 805,000 832,346
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 380,000 382,118
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 829,000 849,677
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 350,000 347,739
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 220,000 216,071
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 1,934,000 1,667,961
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 209,500
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 555,000 587,162
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,350,000 1,377,632
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 220,000 217,218
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 365,000 359,929
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 155,000 153,440
Senior Note, 4.9%, 10/06/29 ......................... United States 513,000 515,684
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 305,000 320,240

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Jefferson Capital Holdings LLC, (continued)
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 610,000 $ 636,379
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 668,000 664,902
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 135,000 130,283
Senior Note, 7.5%, 5/15/31 .......................... United States 230,000 231,374
Senior Note, 7.125%, 11/15/31 ....................... United States 405,000 401,627
Senior Note, 6.5%, 3/15/33 .......................... United States 180,000 172,232
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 490,000 495,080
14,725,101
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 715,000 674,734
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 458,000 452,898
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 328,000 309,796
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 265,000 274,545
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 430,000 428,507
2,140,480
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 168,570
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 273,000 267,350
Senior Secured Note, 5.5%, 4/15/28 ................... United States 23,000 23,466
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 21,000 21,002
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 412,090
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 150,000 EUR 164,489
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 155,000 145,237
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 185,000 172,046
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 275,000 275,197
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 640,000 565,967
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 690,000 774,441
Senior Bond, 7.95%, 2/15/31 ......................... United States 154,000 174,619
3,164,474
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 225,000 213,463
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 155,000 152,199
365,662
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 92,323
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 205,000 200,761

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 336,000 $ 299,849
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 658,000 658,843
Senior Note, 5.125%, 11/15/31 ....................... United States 615,000 610,855
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 263,000 261,063
2,031,371
Diversified Telecommunication Services 0.5%
b
Altice France SA ,
Senior Secured Note, 144A, 6.875%, 10/15/30 ........... France 152,440 145,953
Senior Secured Note, 144A, 6.5%, 4/15/32 .............. France 152,439 144,572
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 560,000 556,270
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 695,000 716,685
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 804,000 680,709
Senior Bond, 4.75%, 5/15/46 ......................... United States 1,045,000 878,872
Senior Bond, 3.55%, 9/15/55 ......................... United States 2,055,000 1,337,511
Senior Note, 4.1%, 2/15/28 .......................... United States 165,000 164,241
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 315,000 321,000
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 180,000 177,637
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,255,000 1,191,628
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 160,000 145,934
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 675,000 610,849
Senior Note, 144A, 7%, 2/01/33 ...................... United States 215,000 215,806
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 370,000 383,793
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 307,000 222,827
Senior Bond, 3.45%, 2/01/50 ......................... United States 557,000 365,604
Senior Bond, 2.987%, 11/01/63 ....................... United States 189,000 100,203
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 435,000 499,749
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 170,000 174,563
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 455,000 481,169
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 420,000 415,417
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 1,130,000 935,530
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 755,000 719,076
Senior Bond, 5.401%, 7/02/37 ........................ United States 2,010,000 2,003,632
Senior Bond, 3.7%, 3/22/61 .......................... United States 957,000 638,517
Senior Note, 2.1%, 3/22/28 .......................... United States 360,000 345,809
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 177,526
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 500,000 528,657
15,279,739

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.6%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 1,094,000 $ 1,091,711
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 181,000 162,262
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 645,000 630,600
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 133,000 141,309
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 416,000 409,900
Senior Bond, 4.2%, 6/15/49 .......................... United States 781,000 595,476
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 210,000 228,918
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 427,000 419,672
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 540,000 530,578
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 169,000 166,407
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 680,000 686,852
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 75,000 76,242
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 265,000 255,460
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 1,645,000 1,673,173
Senior Note, 5.05%, 3/15/30 ......................... United States 915,000 932,400
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 215,000 232,055
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 770,000 776,766
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 470,000 466,006
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 335,000 317,749
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 280,000 303,272
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 175,000 166,638
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 760,000 585,413
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 99,000 95,986
Senior Note, 6.1%, 1/15/29 .......................... United States 1,000,000 1,035,094
Senior Note, 5.55%, 5/15/29 ......................... United States 670,000 686,090
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 530,000 553,955
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 150,000 151,087
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 300,000 296,196
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 160,000 160,512
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 425,000 437,978
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 155,000 154,526
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 450,000 439,573
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 225,000 235,791
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 150,000 155,331
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 387,000 380,520
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 415,000 426,928
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 180,000 177,203
Wisconsin Electric Power Co. ,
Senior Bond, 4.6%, 10/01/34 ......................... United States 340,000 335,076

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Wisconsin Electric Power Co., (continued)
Senior Note, 4.15%, 10/15/30 ........................ United States 360,000 $ 355,306
16,926,011
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 185,000 EUR 201,776
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 225,000 225,547
427,323
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 195,000 193,594
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 320,000 304,863
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 585,000 562,307
1,060,764
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 445,000 440,910
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 425,272 432,029
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 100,000 101,666
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 230,000 238,420
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 225,000 226,254
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 685,000 692,872
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 105,000 109,453
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 36,923 37,968
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 307,646
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 295,000 309,577
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 353,500 368,740
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 410,000 438,368
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 127,000 129,511
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 515,000 526,546
4,359,960
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 705,000 726,962
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 210,000 138,874
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 120,228
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 135,000 140,478
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 725,000 EUR 851,838
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 878,000 907,015
b,i
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 220,000 230,460
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 420,000 435,433
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 460,000 GBP 595,523
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 382,000 474,889
4,621,700

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 402,000 $ 392,650
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 285,000 272,001
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 445,000 419,163
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 360,000 388,698
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 560,000 551,448
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 85,000 85,931
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 305,000 260,894
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 565,000 558,230
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 325,000 325,281
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 660,000 674,759
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 820,000 792,023
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/30 ................... United States 525,000 530,170
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 360,000 371,365
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 445,000 450,337
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR 294,995
6,367,945
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 94,000 87,787
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 98,230 100,034
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 240,000 245,546
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 395,000 385,509
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 330,000 333,714
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 1,015,000 1,016,101
Senior Note, 3%, 2/02/29 ........................... United States 183,000 175,652
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 146,318
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 24,000 20,400
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 99,000 111,671
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 125,000 135,248
Senior Bond, 4.625%, 10/01/39 ....................... United States 125,000 110,297
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 95,000 93,868
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 205,000 200,029
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 50,000 49,095
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 645,000 649,146
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 412,000 415,042
Senior Note, 144A, 5%, 3/01/32 ...................... United States 830,000 840,072
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 105,000 106,038
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 280,000 277,337
5,498,904

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 250,000 $ 251,550
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,000,000 994,828
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 280,000 246,201
Senior Note, 144A, 4.25%, 11/01/29 ................... United Kingdom 255,000 250,025
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 170,000 175,744
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 446,000 368,489
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 143,000 142,136
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 216,000 214,477
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 255,000 254,221
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 595,000 602,927
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 204,412
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 917,000 931,220
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 375,000 385,498
4,770,178
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 135,000 139,556
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.891% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 115,915
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 731,000 681,843
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 333,000 233,937
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 230,000 234,642
Senior Note, 4.15%, 12/15/28 ........................ United States 325,000 322,938
Senior Note, 4.8%, 8/14/29 .......................... United States 480,000 484,445
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 330,000 337,074
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 245,000 242,990
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 950,000 919,526
3,712,866
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 495,000 466,846
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 300,000 322,233
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 325,000 337,713
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 330,000 341,588
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 380,000 391,882
Senior Bond, 1.875%, 2/28/31 ........................ United States 105,000 91,705
Senior Bond, 4.78%, 3/25/38 ......................... United States 253,000 233,286
Senior Note, 5.4%, 6/01/29 .......................... United States 180,000 184,300
Senior Note, 5%, 9/15/32 ........................... United States 278,000 278,336
b
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 550,000 529,155
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 910,000 933,025

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc., (continued)
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 45,000 $ 45,815
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 116,000 116,013
Senior Bond, 4.125%, 6/15/29 ........................ United States 242,000 238,709
Senior Note, 5.45%, 4/01/31 ......................... United States 700,000 717,649
Senior Note, 3.625%, 3/15/32 ........................ United States 815,000 757,629
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 310,000 311,655
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 910,000 882,415
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 660,000 668,340
Senior Secured Note, 6.125%, 6/15/30 ................. United States 300,000 302,325
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 512,000 415,314
8,565,933
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 780,000 791,390
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 355,000 333,591
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,325,000 1,347,182
1,680,773
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 70,000 71,513
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 505,000 514,515
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 140,000 142,658
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 210,000 207,405
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 80,868
1,016,959
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 555,000 521,950
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 165,000 164,697
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 410,000 390,184
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 350,000 336,816
Senior Note, 144A, 6%, 10/15/32 ..................... United States 120,000 110,547
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 115,000 116,476
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 590,000 585,992
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 295,000 297,501
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 275,000 278,553
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 255,000 255,236
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 130,000 131,369
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 547,000 534,357
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 235,000 232,523
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 545,000 509,475
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 245,000 239,175

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 730,000 $ 727,281
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 272,000 274,435
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 375,000 382,453
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 45,000 46,209
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 795,000 731,483
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 515,000 527,571
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 140,000 145,841
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 390,000 387,326
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 115,000 111,669
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 245,000 244,662
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 280,000 279,457
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 140,000 137,600
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 176,768
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 180,000 184,063
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 400,000 404,095
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 235,000 202,371
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 175,000 175,814
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 100,000 100,235
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 390,000 411,637
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 425,000 445,738
10,801,559
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 440,000 425,135
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 145,000 143,165
Senior Note, 1.3%, 10/15/26 ......................... United States 1,056,000 1,040,721
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 100,000 99,008
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 150,000 148,509
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 165,000 168,920
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 710,000 705,066
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 115,000 115,384
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 305,000 305,630
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 221,000 220,175
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 380,000 368,324
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 630,000 604,168
4,344,205
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 100,000 95,220
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) , Senior Note , 5.45% , 6/01/28 .............
United States 230,000 232,158

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 180,000 $ 189,693
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 220,000 200,704
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 405,000 375,232
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 220,000 216,347
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 340,000 347,735
Senior Note, 4.4%, 1/15/31 .......................... United States 120,000 118,485
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 315,000 315,961
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 45,000 43,543
A, Senior Note, 4.25%, 10/01/30 ...................... United States 180,000 177,751
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 415,000 418,104
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 415,000 410,669
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 95,000 96,065
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 190,000 190,377
3,332,824
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 236,000 217,390
Senior Note, 2.125%, 4/15/27 ........................ United States 106,000 103,965
321,355
Insurance 0.3%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 275,000 272,645
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 275,000 276,465
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 410,000 413,763
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 340,000 329,240
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 84,295
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 505,000 509,556
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 385,000 399,741
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 565,000 548,938
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 540,000 543,178
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 905,000 843,173
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 360,000 360,366
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 176,000 154,360
Senior Bond, 2.85%, 10/15/50 ........................ United States 812,000 510,139
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 170,000 170,528
Senior Note, 4.9%, 6/23/30 .......................... United States 400,000 399,735
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 210,509
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 240,000 240,690
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 304,000 288,152
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 378,000 380,167

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 315,000 $ 319,417
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 719,000 722,247
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 110,000 111,901
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 393,000 393,957
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 300,000 324,620
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 435,000 445,233
9,253,015
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 400,000 397,398
Senior Note, 4.1%, 2/15/31 .......................... United States 315,000 312,880
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 310,000 290,798
1,001,076
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 720,000 628,588
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 200,000 199,020
827,608
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 435,000 377,373
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 186,000 186,044
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 555,000 568,777
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 85,000 89,350
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 480,000 484,007
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 400,000 403,804
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 263,000 262,939
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 298,000 276,725
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 150,000 147,880
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 110,000 110,819
2,344,301
Media 0.4%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 345,000 315,989
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 75,000 73,810
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 730,000 540,096
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 327,000 202,581
Senior Secured Note, 2.25%, 1/15/29 .................. United States 731,000 683,352
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 105,000 105,570

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Clear Channel Outdoor Holdings, Inc., (continued)
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 140,000 $ 146,609
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 400,000 423,897
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 245,000 177,324
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 195,000 194,248
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 210,000 209,796
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 41,000 40,982
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 200,000 204,324
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 260,000 251,271
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 340,000 367,494
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 728,807
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 340,000 340,295
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 290,000 215,570
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 100,000 100,843
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 360,000 359,721
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 125,000 123,690
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 300,000 306,452
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 119,000 116,401
b
Nexstar Media, Inc. ,
Senior Note, 144A, 4.75%, 11/01/28 ................... United States 150,000 147,602
i
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 690,000 692,785
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 745,000 751,127
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 1,275,000 1,278,104
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 155,000 149,641
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 135,000 140,843
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 169,000 166,166
Senior Bond, 4.2%, 6/01/29 .......................... United States 175,000 167,167
Senior Note, 3.7%, 6/01/28 .......................... United States 123,000 119,018
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 700,000 712,250
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 435,000 395,340
Senior Note, 144A, 4%, 7/15/28 ...................... United States 100,000 96,586
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 328,000 344,428
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 196,790
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 249,000 282,079
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 465,000 479,582
b
VZ Secured Financing BV ,
Senior Secured Note, 144A, 5%, 1/15/32 ................ Netherlands 510,000 437,667
Senior Secured Note, 144A, 7.5%, 1/15/33 .............. Netherlands 290,000 273,615
13,059,912
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 400,000 395,658
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 222,000 221,668

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 190,000 $ 184,073
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 435,000 425,394
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 330,000 305,458
Senior Note, 4.125%, 1/15/30 ........................ United States 170,000 162,090
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 205,000 209,659
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 340,000 338,586
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 668,000 607,663
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 265,000 271,319
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 215,000 215,042
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 130,000 132,966
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 465,000 440,245
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 250,000 222,917
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 195,000 196,843
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 305,000 299,418
4,628,999
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 265,000 263,015
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 220,000 223,516
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 255,000 216,119
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 1,210,000 1,214,005
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 320,000 311,295
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 258,000 245,009
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 1,595,000 1,573,178
3,783,122
Oil, Gas & Consumable Fuels 0.7%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 365,000 387,981
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 360,000 365,728
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,348
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,715,000 1,708,035
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 225,000 235,587
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 130,000 117,583
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 245,000 250,487
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 320,000 320,158
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 405,000 423,740
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 122,000 121,969
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,375,000 1,376,228
Senior Bond, 3.75%, 5/15/30 ......................... United States 1,308,000 1,264,821
Senior Note, 5.5%, 6/01/27 .......................... United States 86,000 86,815

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ,
Senior Bond, 4.75%, 2/01/32 ......................... United States 545,000 $ 531,247
b
Senior Note, 144A, 6.75%, 4/15/29 .................... United States 545,000 545,392
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 90,000 91,985
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 865,000 831,635
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 125,000 124,071
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 50,000 48,631
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 320,000 313,270
Senior Note, 144A, 6%, 4/15/30 ...................... United States 125,000 121,751
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 595,000 621,226
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 770,000 779,453
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 580,000 665,285
Senior Note, 5%, 2/01/29 ........................... United States 410,000 416,248
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 485,000 487,068
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 236,000 262,782
Senior Bond, 6.2%, 3/15/40 .......................... United States 705,000 720,552
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 920,000 910,488
Pertamina Hulu Energi PT ,
b
Senior Note, 144A, 5.25%, 5/21/30 .................... Indonesia 500,000 501,662
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 135,000 135,157
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 500,000 503,366
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 425,000 422,947
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 220,000 218,392
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 400,000 402,061
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 24,635
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 160,000 156,682
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 202,000 201,760
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 325,000 318,018
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 375,000 373,812
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 420,000 454,356
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 300,000 312,148
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 300,000 322,343
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 65,000 72,891
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 175,000 185,465
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 225,000 247,453
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 110,000 114,739
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 222,000 223,866
Senior Note, 4.9%, 8/01/30 .......................... United States 455,000 455,550
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 321,000 328,159
20,133,026

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 245,000 $ 221,437
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 255,000 236,310
457,747
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 19,167 19,193
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 505,000 502,561
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 425,000 420,863
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 415,000 428,685
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 435,000 427,074
1,798,376
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 140,000 138,921
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 225,000 219,141
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 85,000 85,940
Senior Note, 4.9%, 3/22/33 .......................... United States 480,000 484,000
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 850,000 851,334
1,779,336
Pharmaceuticals 0.3%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 204,938
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 261,000 233,372
Senior Note, 4.75%, 2/12/30 ......................... United States 562,000 572,310
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 805,000 627,206
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 994,000 817,170
Senior Note, 4.1%, 11/05/30 ......................... United States 580,000 573,719
Senior Note, 4.4%, 3/18/31 .......................... United States 635,000 635,004
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,441,000 1,435,940
Senior Bond, 5.3%, 5/19/53 .......................... United States 171,000 159,036
Senior Note, 4.45%, 5/19/28 ......................... United States 131,000 131,798
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 1,210,000 1,018,647
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 415,000 409,728
Senior Note, 2.2%, 9/02/30 .......................... United States 520,000 468,493
Senior Note, 4.45%, 3/25/31 ......................... United States 55,000 54,339
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 420,000 EUR 487,044
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 465,000 463,793
Senior Note, 8.125%, 9/15/31 ........................ Israel 415,000 464,456
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 548,015
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 242,000 237,995

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Zoetis, Inc., (continued)
Senior Bond, 2%, 5/15/30 ........................... United States 160,000 $ 145,371
9,688,374
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 415,000 422,726
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 360,000 363,379
786,105
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 2,010,000 1,986,414
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 107,000 89,469
Senior Note, 5.05%, 7/12/29 ......................... United States 545,000 556,364
Senior Note, 5.05%, 4/15/30 ......................... United States 275,000 280,363
Senior Note, 4.2%, 10/15/30 ......................... United States 115,000 113,702
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.9%, 1/25/30 .............. United States 200,000 207,083
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 200,000 208,946
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,270,000 1,211,427
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 180,000 185,875
Senior Note, 4.75%, 7/15/30 ......................... United States 190,000 190,718
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 370,000 374,583
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 1,020,000 1,022,490
6,427,434
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 505,000 503,509
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 140,000 135,188
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 195,000 190,428
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 315,000 260,595
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 199,000 174,370
Senior Bond, 3.65%, 3/25/41 ......................... United States 412,000 293,494
Senior Bond, 4%, 11/15/47 .......................... United States 1,319,000 873,835
Senior Note, 4.55%, 2/04/29 ......................... United States 580,000 572,784
Senior Note, 4.45%, 9/26/30 ......................... United States 165,000 159,050
Senior Note, 4.95%, 2/04/31 ......................... United States 320,000 313,210
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 215,000 193,762
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 455,000 455,274
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 674,000 585,053
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 510,000 513,886
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 288,560
5,512,998
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 788,000 779,762
Senior Bond, 2.9%, 1/15/30 .......................... United States 413,000 387,971
Senior Bond, 2.7%, 4/15/31 .......................... United States 724,000 657,282

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
American Tower Corp., (continued)
Senior Note, 2.75%, 1/15/27 ......................... United States 844,000 $ 833,477
Senior Note, 4.9%, 3/15/30 .......................... United States 210,000 211,970
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 187,000 186,714
Senior Bond, 3.65%, 9/01/27 ......................... United States 591,000 584,106
Senior Bond, 3.8%, 2/15/28 .......................... United States 450,000 443,708
Senior Note, 1.05%, 7/15/26 ......................... United States 385,000 381,345
Senior Note, 4.9%, 9/01/29 .......................... United States 545,000 548,193
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 266,000 253,330
Senior Note, 2.9%, 11/18/26 ......................... United States 1,563,000 1,549,114
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 655,000 653,429
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 690,000 690,251
8,160,652
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 430,000 390,996
b
Senior Note, 144A, 4%, 10/01/29 ..................... United States 670,000 652,201
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 397,000 400,009
Senior Bond, 5.3%, 6/25/54 .......................... United States 397,000 371,363
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 450,000 452,527
2,267,096
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 556,000 460,023
Senior Bond, 4.375%, 5/13/45 ........................ United States 1,550,000 1,357,520
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 835,000 831,063
Senior Note, 4.85%, 10/15/31 ........................ United States 210,000 208,634
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 550,000 532,762
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 90,000 80,819
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 295,000 300,047
3,770,868
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 641,078 668,675
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 205,000 EUR 227,834
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 260,000 249,746
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 360,000 363,858
1,510,113
Tobacco 0.1%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 90,000 90,996
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 255,000 272,281
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 370,000 362,273

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 806,000 $ 822,610
Senior Note, 4.375%, 4/30/30 ........................ United States 1,025,000 1,019,812
Senior Note, 4.75%, 11/01/31 ........................ United States 380,000 381,872
2,949,844
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 110,000 112,334
Senior Note, 2.1%, 9/01/28 .......................... United States 252,000 237,140
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 360,000 365,892
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 420,000 434,356
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 295,000 308,278
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 130,000 132,211
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 240,000 233,424
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 605,000 617,624
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 195,000 197,698
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 55,000 56,054
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 100,000 99,653
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 265,000 271,567
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 110,000 112,158
3,178,389
Wireless Telecommunication Services 0.2%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 680,000 715,217
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 480,000 488,772
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 200,000 200,490
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 1,430,000 1,444,943
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 155,000 142,978
Senior Bond, 2.25%, 11/15/31 ........................ United States 1,231,000 1,082,352
Senior Bond, 5.05%, 7/15/33 ......................... United States 24,000 24,174
Senior Note, 3.75%, 4/15/27 ......................... United States 1,210,000 1,202,739
Senior Note, 4.95%, 3/15/28 ......................... United States 660,000 667,083
Senior Note, 3.375%, 4/15/29 ........................ United States 340,000 329,578
Senior Note, 3.875%, 4/15/30 ........................ United States 119,000 115,923
Senior Note, 5.125%, 5/15/32 ........................ United States 351,000 356,158
Senior Note, 6.7%, 12/15/33 ......................... United States 45,000 49,573
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 430,000 451,753
7,271,733
Total Corporate Bonds (Cost $326,304,733) ...................................
318,826,271
j
Senior Floating Rate Interests 0.5%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 115,116 115,303

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Aerospace & Defense (continued)
i
VSE Corp., First Lien, CME Term Loan, B, 5.474%, (12-month
SOFR + 2%), 3/17/33 ............................... United States 45,288 $ 45,298
160,601
a a a a a a
k
Air Freight & Logistics 0.0%
†
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 178,113 178,120
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan, 5.917%, (3-month SOFR + 2.25%), 4/09/32 ..... United States 329,244 329,125
507,245
a a a a a a
k
Automobile Components 0.0%
†
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.422%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 154,515 155,249
i
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.912%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 326,700 325,885
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 152,553 149,827
630,961
a a a a a a
Beverages 0.0%
†
i,k
Primo Brands Corp., First Lien, CME Term Loan, B, 6.224%,
(12-month SOFR + 2.75%), 3/19/31 .................... United States 197,586 198,141
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.418%,
(1-month SOFR + 2.75%), 8/12/31 ..................... United States 30,462 30,728
i
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 103,812 103,683
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 47,851 48,086
182,497
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 150,882 149,774
Building Products 0.0%
†
k
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 117,333 118,030
k
Capital Markets 0.0%
†
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.668%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 329,165 327,407
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 327,408 321,828
649,235
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 198,450 191,463
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.423%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 330,000 330,708
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 61,509 57,587

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Chemicals (continued)
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 75,630 $ 76,119
655,877
a a a a a a
k
Commercial Services & Supplies 0.1%
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 88,961 89,100
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 328,346 324,344
i
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.668%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 319,230 317,635
731,079
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.423%,
(1-month SOFR + 1.75%), 1/27/33 ..................... United States 21,903 22,017
k
Containers & Packaging 0.0%
†
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.164%, (3-month SOFR + 3.5%), 4/15/30 ...... United States 260,000 251,967
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 162,797 161,440
413,407
a a a a a a
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 178,906 174,305
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 328,333 327,905
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 208,143 208,577
536,482
a a a a a a
k
Entertainment 0.1%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.675%, (1-month SOFR + 2%), 10/21/32 ............. United States 267,622 268,068
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 327,415 308,895
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 278,839 279,013
855,976
a a a a a a
k
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 328,350 327,657
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.418%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 116,728 116,692
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 289,691 286,070
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.175%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 329,175 328,215
1,058,634
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Food Products 0.0%
†
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 295,980 $ 290,821
i
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 327,500 326,410
617,231
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 328,333 327,137
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 206,868 207,580
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 84,672 84,895
292,475
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 313,465 313,153
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 326,972 318,390
i
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.419%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 329,169 329,221
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 419,136 411,801
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 328,321 325,530
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.437%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 27,754 27,396
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 328,295 329,570
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.668%, (1-month SOFR + 2%), 11/03/32 United States 233,694 232,599
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.652%, (3-month SOFR + 3%), 4/04/29 ... United States 112,988 111,466
2,399,126
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.675%, (1-month SOFR + 2%), 3/19/32 ................ United States 183,785 183,785
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.418%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 330,000 330,515
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.668%, (1-month SOFR + 2%), 11/25/32 ..... United States 351,171 351,861
682,376
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.669%, (1-month SOFR + 3%), 6/27/31 ................ United States 162,944 161,925
k
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 327,513 327,861

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Media (continued)
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 128,804 $ 129,319
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 249,682 250,704
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 328,346 325,384
1,033,268
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.925%, (1-month SOFR + 3.25%), 6/13/30 . United States 31,760 31,859
k
Oil, Gas & Consumable Fuels 0.0%
†
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 329,171 327,989
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.168%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 329,149 330,256
658,245
a a a a a a
k
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 328,346 325,883
i
United Airlines, Inc., First Lien, CME Term Loan, B, 5.431%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 329,160 329,059
654,942
a a a a a a
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.918%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 193,762 187,518
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 251,813 250,868
438,386
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.673%, (1-month SOFR + 2%), 5/09/31 ................ United States 307,614 306,978
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 18,104 16,617
i
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.418%, (1-month SOFR + 1.75%), 4/16/32 United States 328,346 323,935
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 180,340 173,389
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 29,552 28,279
542,220
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 181,751 144,901
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 127,587 128,066
272,967
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Trading Companies & Distributors 0.0%
†
i,k
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 4/30/32 ................ United States 357,642 $ 357,397
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.168%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 137,200 137,693
Total Senior Floating Rate Interests (Cost $16,244,070) ........................
16,142,271
Foreign Government and Agency Securities 0.7%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 530,000 535,130
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 870,000 831,198
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 710,000 719,407
Colombia Government Bond ,
Senior Note, 7.375%, 4/25/30 ......................... Colombia 420,000 436,435
Senior Note, 4.5%, 11/26/30 .......................... Colombia 150,000 EUR 167,963
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 290,000 272,344
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 520,000 532,724
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 250,000 251,912
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 530,000 534,929
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 330,000 332,145
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 300,000 307,846
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 390,000 407,156
b
Electricite de France SA ,
g
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 231,659
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 835,000 862,166
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 780,000 776,471
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 730,000 732,626
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 480,000 460,331
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 646,990 651,645
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 410,000 418,713
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 580,000 513,387
Senior Note, 6%, 5/13/30 ............................ Mexico 200,000 206,850
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 400,000 EUR 433,778
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 410,000 417,273
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 310,000 326,084
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 310,000 EUR 344,843
b
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 740,000 739,075
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 940,000 858,784
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 590,000 691,977
Poland Government Bond ,
4.875%, 2/12/30 ................................... Poland 900,000 920,467

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 350,000 $ 338,453
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 790,000 EUR 895,540
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 600,000 612,744
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 700,000 699,884
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 201,489
Turkiye Government Bond , Senior Note , 8.6% , 9/24/27 .......
Turkiye 670,000 698,787
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 773,333 775,731
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 590,000 618,173
Total Foreign Government and Agency Securities (Cost $19,920,385) ............
19,756,119
U.S. Government and Agency Securities 0.0%
†
l
U.S. Treasury Bonds ,
3.375%, 11/15/48 ................................. United States 829,000 649,890
1.25%, 5/15/50 ................................... United States 919,000 436,418
Total U.S. Government and Agency Securities (Cost $1,086,308) ................
1,086,308
Asset-Backed Securities 1.5%
Capital Markets 0.1%
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 774,000 776,049
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 10,974 11,080
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 206,695 195,180
206,260
a a a a a a
Financial Services 1.4%
b,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 350,000 350,175
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 370,000 370,986
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 300,000 299,925
b,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.852% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 515,000 515,608
b,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 898,360 899,328
b,k
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.144% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 186,920 187,148
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 500,000 500,605
b,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 450,000 451,333
b,k
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.919% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 454,000 454,625
b,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 217,968 216,988
b,k
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.093% , ( 1-month SOFR +
1.414% ), 5/15/38 . ................................. United States 343,835 342,308
b,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.748% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 1,120,000 1,117,772
b,k
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 690,000 689,730

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 309,000 $ 309,416
b,k
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.028%, ( 3-month SOFR + 1.36%),
10/24/37 ........................................ United States 400,000 400,303
2020-1A, A1R, 144A, FRN, 5.084%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 690,000 690,921
2021-4A, AR, 144A, FRN, 5.031%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 550,000 550,429
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 1,124,000 1,124,372
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 721,000 710,639
b,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 350,000 350,462
b,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.03% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 670,000 670,512
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 400,000 401,062
b,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 1,600,000 1,601,669
b,k
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 649 649
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 615,000 615,431
b,k
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.126% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 400,000 400,008
b,k
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 422,000 423,089
b,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 350,000 350,269
b,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.78% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 425,000 423,087
b,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 500,000 500,394
b,k
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 249,989
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 145,247 145,218
b,k
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.748% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 2,000,000 2,001,247
b,k
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 300,000 300,000
b,k
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.147% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 274,000 274,723
b,k
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.149% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,327
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 420,193 412,423
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.373%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 158,037 158,446
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 105,149 105,703
b,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 1,240,000 1,239,609
b,k
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.992% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 364,000 364,277

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.127% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 136,558 $ 136,630
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.593% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 258,684 257,615
b,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.031% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 380,000 380,660
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.618% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 111,097 109,881
b,k
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,562
b,k
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 500,000 500,374
b,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.718% , ( 3-month SOFR + 1.05% ), 7/17/36 . .... United States 1,600,000 1,600,853
b,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.727% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 2,200,000 2,201,417
b,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 275,000 275,005
b,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 750,000 750,879
b,k
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 272,000 272,633
b,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.792% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 1,080,000 1,076,495
b,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 526,000 527,395
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.843% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 101,861 101,266
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 859,513 856,530
b
PK Alift Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . . United States 250,000 247,267
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 1,055,043 1,047,185
b,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.119% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 451,562 451,175
b,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 350,000 350,278
b,k
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.218% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,641
b,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 508,000 508,675
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.96% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 450,000 449,996
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 599,000 577,597
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 309,882 309,835
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 2,000,000 2,000,096
b,k
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.012% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 131,844 131,914
b,k
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.789% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 1,000,000 1,000,891
b,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 300,000 300,106
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 157,512 156,749
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 1,100,000 1,101,194
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 115,887 116,029

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.009% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 196,376 $ 196,573
b,k
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 350,000 351,040
b,k
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.9% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 360,000 360,109
b,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 500,000 501,319
b,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 620,000 620,789
41,743,858
a a a a a a
Total Asset-Backed Securities (Cost $42,735,285) .............................
42,726,167
Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 713,000 729,093
b,m,n
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 5,028,583 151,857
m,n
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 2,583,090 88,081
m,n
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 ..... United States 7,537,871 278,474
Barclays Commercial Mortgage Trust ,
m,n
2019-C4, XA, IO, FRN, 1.514%, 8/15/52 ................. United States 9,793,106 374,633
2019-C5, C, 3.71%, 11/15/52 ......................... United States 473,000 430,331
n
BBCMS Mortgage Trust ,
m
2021-C9, XA, IO, FRN, 1.55%, 2/15/54 ................. United States 2,603,757 152,785
m
2025-5C38, XA, IO, FRN, 1.458%, 11/15/58 .............. United States 5,113,000 302,452
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 320,000 324,727
2026-5C40, B, FRN, 5.78%, 2/15/59 ................... United States 510,000 517,712
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 368,000 367,275
Benchmark Mortgage Trust ,
m,n
2020-B22, XA, IO, FRN, 1.489%, 1/15/54 ................ United States 2,565,228 145,080
m,n
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 5,153,451 200,840
n
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 330,000 335,528
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 645,000 653,121
m,n
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 3,218,000 202,928
m,n
BMO Mortgage Trust , 2026-5C14 , XA , IO, FRN , 1.394% , 3/15/59 United States 7,428,000 382,722
b
BX Trust ,
n
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 554,000 552,934
k
2025-VOLT, A, 144A, FRN, 5.373%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 177,000 176,769
n
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 47,038 46,378
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 169,000 164,049
n
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 262,000 256,221
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 413,000 409,509
2016-P4, AS, 3.075%, 7/10/49 ........................ United States 798,000 789,619
n
COMM Mortgage Trust ,
b
2013-CR13, D, 144A, FRN, 6.702%, 11/10/46 ............ United States 319,699 181,027
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 392,000 370,526
b
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 442,000 375,047
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 129,446 127,812
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 266,875 256,483

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
COMM Mortgage Trust, (continued)
2015-LC19, C, FRN, 4.408%, 2/10/48 .................. United States 391,564 $ 382,036
b,m,n
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 2,894,510 677
CSAIL Commercial Mortgage Trust ,
n
2015-C1, C, FRN, 3.742%, 4/15/50 .................... United States 538,000 503,151
n
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 399,000 394,676
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 430,000 391,692
m,n
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 10,249,034 329,218
m,n
2021-C20, XA, IO, FRN, 0.987%, 3/15/54 ................ United States 3,830,313 136,496
b,n
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 415,000 408,468
b,n
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% ,
8/10/44 ......................................... United States 809,962 792,220
b,n
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 558,000 543,190
n
GS Mortgage Securities Trust ,
m
2014-GC22, XA, IO, FRN, 0.378%, 6/10/47 .............. United States 775,028 4,311
2015-GC30, B, FRN, 3.887%, 5/10/50 .................. United States 388,581 378,187
m
2019-GC38, XA, IO, FRN, 1.005%, 2/10/52 .............. United States 7,594,902 185,333
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 556,000 539,890
n
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.859%, 7/15/45 ................... United States 232,593 229,773
2014-C18, B, FRN, 4.474%, 2/15/47 ................... United States 405,594 403,143
2014-C18, C, FRN, 4.474%, 2/15/47 ................... United States 425,000 415,430
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 289,537 286,450
2014-C23, C, FRN, 4.537%, 9/15/47 ................... United States 700,400 680,298
2014-C24, AS, FRN, 3.914%, 11/15/47 .................. United States 542,000 527,921
m
2014-C25, XA, IO, FRN, 0.33%, 11/15/47 ................ United States 1,024,380 4,191
n
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 373,000 363,855
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 846,000 838,302
b,n
MAD Commercial Mortgage Trust ,
2025-11MD, C, 144A, FRN, 5.255%, 10/15/42 ............ United States 397,000 400,056
2025-11MD, D, 144A, FRN, 5.935%, 10/15/42 ............ United States 388,000 394,645
Morgan Stanley Bank of America Merrill Lynch Trust ,
n
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 659,921 627,377
b,n
2013-C9, D, 144A, FRN, 3.792%, 5/15/46 ............... United States 316,000 289,042
n
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 639,232 626,427
n
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 237,000 220,375
n
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 520,000 454,540
2016-C30, AS, 3.175%, 9/15/49 ....................... United States 1,162,000 1,125,661
n
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 392,000 384,434
Morgan Stanley Capital I Trust ,
n
2016-BNK2, C, FRN, 3.879%, 11/15/49 ................. United States 148,000 129,905
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 283,982 282,877
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 371,000 343,081
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.873% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 415,000 414,490
b,o
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 417,718 50
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 2,324,290 2,315,566
b,n
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 363,000 361,843
m,n
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.35% , 11/15/48 ................................... United States 9,640 10

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust ,
b,n
2013-LC12, D, 144A, FRN, 3.744%, 7/15/46 ............. United States 312,000 $ 213,717
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 378,755 370,469
m,n
2016-LC25, XA, IO, FRN, 0.787%, 12/15/59 .............. United States 8,376,798 19,070
n
2020-C56, B, FRN, 3.61%, 6/15/53 .................... United States 400,000 346,881
n
WFRBS Commercial Mortgage Trust ,
b,o
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 257,303 94,557
m
2013-C14, XA, IO, FRN, 0.302%, 6/15/46 ................ United States 125,949 1
b
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 299,515 211,158
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 845,302 833,808
m
2014-C22, XA, IO, FRN, 0.171%, 9/15/57 ................ United States 2,250,607 262
2014-C23, B, FRN, 4.315%, 10/15/57 ................... United States 206,000 199,879
28,743,102
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $29,242,720) ..............
28,743,102
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 3,825,626 3,233,735
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 7,035,099 6,315,901
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 92,327 88,998
FHLMC Pool, 30 Year, 5.5%, 5/01/53 ..................... United States 919,770 938,310
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 865,813 890,813
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 171,774 177,707
11,645,464
Federal National Mortgage Association (FNMA) Fixed Rate 7.8%
FNMA, 2.73%, 9/01/29 ............................... United States 362,370 346,748
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 4,582,186 4,188,985
FNMA, 4%, 1/01/57 .................................. United States 580,573 550,054
FNMA, 5.28%, 12/01/28 .............................. United States 294,000 301,757
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 19,177,658 16,313,493
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 9,715,270 8,721,536
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,404,372 1,299,809
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 2,151,902 2,236,544
p
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...... United States 2,020,000 1,627,520
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..... United States 21,000,000 19,844,030
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 51,690,000 43,468,059
p
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..... United States 13,860,000 12,707,935
p
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 46,920,000 45,081,536
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/41 ...... United States 1,540,000 1,551,486
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 46,540,000 45,905,242
p
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 25,110,000 25,180,125
229,324,859
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA I, Single-family, 30 Year, 4.5%, 5/15/47 .............. United States 247,064 241,525
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,534,178 1,567,850
p
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............... United States 940,000 776,748
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 24,657,626 22,111,331
p
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............... United States 19,000,000 16,965,214
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 67,367 65,428
p
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 2,020,000 2,000,884
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 1,544,871 1,579,610
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 518,998 544,861

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
p
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............... United States 2,560,000 $ 2,603,424
48,456,875
Total Mortgage-Backed Securities (Cost $298,233,647) .........................
289,427,198
Residential Mortgage-Backed Securities 0.8%
Financial Services 0.8%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 202,765 204,548
k
Alternative Loan Trust ,
2005-59, 1A1, FRN, 4.45%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 136,758 131,694
2005-65CB, 2A1, FRN, 4.218%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 674,615 402,025
2006-24CB, A19, FRN, 4.293%, (1-month SOFR + 0.614%),
8/25/36 ......................................... United States 335,062 132,653
2006-OA10, 4A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 635,887 567,404
2006-OA19, A1, FRN, 3.97%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 338,322 276,763
2006-OA7, 1A2, FRN, 4.799%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 298,352 297,143
k
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.983% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 1,017,082 617,458
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 321,884 321,747
b,n
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 37,477 36,734
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 68,272 65,738
k
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.393% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 51,542 49,440
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 132,120 132,329
b,n
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 328,072 325,560
b,k
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.962%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 130,457 130,696
2025-7, A11, 144A, FRN, 5.062%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 111,052 111,376
n
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.691% ,
5/25/35 ......................................... United States 70,596 69,992
b
Cross Mortgage Trust ,
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 135,648 136,774
n
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 795,295 798,351
b,n
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.151% , 12/27/60 ... United States 198,975 198,425
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.312%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 28,395 28,400
2021-DNA6, M2, 144A, FRN, 5.162%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 229,458 229,729
2021-DNA7, M2, 144A, FRN, 5.462%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 714,000 716,003
2022-DNA2, M1A, 144A, FRN, 4.962%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 55,882 55,888
2022-DNA3, M1B, 144A, FRN, 6.562%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 24,000 24,442
2022-DNA5, M1A, 144A, FRN, 6.612%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 270,828 274,911

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
FHLMC STACR REMIC Trust, (continued)
2022-DNA6, M1A, 144A, FRN, 5.812%, ( 30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 16,532 $ 16,567
2022-DNA6, M1B, 144A, FRN, 7.362%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 24,000 24,764
2022-HQA1, M1A, 144A, FRN, 5.762%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 3,423 3,427
2023-DNA1, M1A, 144A, FRN, 5.761%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 103,011 104,022
2023-HQA2, M1A, 144A, FRN, 5.662%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 15,350 15,357
2023-HQA3, A1, 144A, FRN, 5.512%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 76,089 76,645
2023-HQA3, M1, 144A, FRN, 5.512%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 40,294 40,492
2024-DNA1, A1, 144A, FRN, 5.012%, ( 30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 82,896 82,935
2024-DNA2, A1, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 86,301 86,374
2025-DNA1, A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 574,185 573,412
2025-DNA3, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 290,475 290,477
2025-DNA4, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 187,527 187,545
k
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 2M2, FRN, 9.676%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 16,828 16,885
2016-C04, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 316,294 319,930
2016-C05, 2M2, FRN, 8.226%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 248,390 250,500
2016-C06, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 142,239 143,650
2016-C07, 2M2, FRN, 8.126%, ( 30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 215,899 219,824
2018-C02, 2M2, FRN, 5.976%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 8,992 9,114
b
2021-R03, 1M2, 144A, FRN, 5.312%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 231,663 232,101
b
2022-R01, 1M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 19,382 19,366
b
2022-R02, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 434,324 439,046
b
2022-R03, 1M2, 144A, FRN, 7.162%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 104,000 106,067
b
2022-R04, 1M2, 144A, FRN, 6.762%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 102,000 103,460
b
2022-R05, 2M1, 144A, FRN, 5.562%, ( 30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 7,164 7,169
b
2022-R05, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 901,000 914,192
b
2022-R09, 2M1, 144A, FRN, 6.162%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 73,693 74,407
b
2023-R06, 1M1, 144A, FRN, 5.362%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 27,557 27,607
b
2023-R07, 2M1, 144A, FRN, 5.612%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 11,700 11,720

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R02, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 2,850 $ 2,849
b
2024-R03, 2M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 15,967 15,956
b
2024-R04, 1M1, 144A, FRN, 4.762%, ( 30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 18,201 18,192
b
2024-R06, 1A1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 206,470 206,504
b
2025-R01, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 201,706 201,301
b
2025-R01, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 129,551 129,374
b
2025-R02, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 215,503 215,258
b
2025-R02, 1M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 344,937 344,864
b
2025-R03, 2A1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 35,091 35,174
b
2025-R04, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 144,156 144,250
b
2025-R04, 1M1, 144A, FRN, 4.862%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 315,711 315,978
b
2025-R06, 1A1, 144A, FRN, 4.562%, ( 30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 312,106 311,551
b
2026-R01, 2A1, 144A, FRN, 4.512%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 519,294 516,433
b
2026-R01, 2M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 589,040 589,211
b
2026-R02, 1M1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 477,566 475,154
b
Imperial Fund Mortgage Trust , 2022-NQM5 , A1 , 144A, 5.39% ,
8/25/67 ......................................... United States 116,505 116,265
b
J.P. Morgan Mortgage Trust ,
k
2024-10, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 155,551 155,954
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 252,562 254,111
k
2025-1, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 191,071 191,565
k
2025-2, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 268,158 268,841
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 116,918 117,690
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 194,899 194,830
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 399,532 398,374
b,n
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.491% , 8/26/47 .............................. United States 23,160 23,189
b,k
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.693% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 112,307 110,877
b,k
OBX Trust , 2025-J2 , AF , 144A, FRN , 4.962% , ( 30-day SOFR
Average + 1.3% ), 9/25/55 ............................ United States 172,706 173,149
b,n
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 44,980 44,132
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 185,163 183,802
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 402,980 399,033
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 1,001,215 1,010,775

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,n
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 206,525 $ 204,998
b,n
Starwood Mortgage Residential Trust , 2020-3 , A3 , 144A, FRN ,
2.591% , 4/25/65 ................................... United States 757,000 691,637
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 967,000 974,887
2025-3, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 960,000 963,475
2025-7, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 972,000 974,235
b,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 218,802 218,147
k
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.493% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 429,088 356,822
b,n
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 282,000 267,524
WaMu Mortgage Pass-Through Certificates Trust ,
k
2005-AR11, A1B3, FRN, 4.593%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 84,595 84,209
k
2005-AR9, A1C3, FRN, 4.753%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 113,447 112,241
n
2007-HY2, 1A1, FRN, 4.108%, 12/25/36 ................ United States 270,793 250,419
22,996,508
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $23,136,181) ...............
22,996,508
Agency Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
FHLMC ,
n
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 2,945 2,607
3391, Strip, 4/15/37 ................................ United States 1,719 1,508
k
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 21,259 25,001
k
406, F30, FRN, 4.812%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 340,290 343,873
k,m
4326, GS, IO, FRN, 2.263%, (-1 x 30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 3,795,883 375,324
m
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 2,642,129 473,930
m
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,400,260 800,649
m
5036, IK, IO, 4%, 4/25/50 ............................ United States 3,567,156 752,673
m
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 2,180,883 371,203
m
5104, HI, IO, 3.5%, 6/25/49 .......................... United States 4,958,594 915,152
m
5121, KI, IO, 4%, 6/25/51 ............................ United States 3,593,965 874,826
m
5134, IB, IO, 4%, 8/25/51 ............................ United States 4,203,482 838,763
m
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 4,834,307 1,329,029
m
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 3,860,536 726,616
m
5236, KI, IO, 4%, 11/25/51 ........................... United States 10,395,884 2,096,738
k
5387, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 1,023,047 1,031,763
k
5393, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 1,092,613 1,101,926
k
5438, FC, FRN, 4.762%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 791,909 796,639
k
5440, FH, FRN, 4.762%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 1,471,028 1,479,784

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
k
5446, DF, FRN, 4.812%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 989,928 $ 997,146
k
5466, FG, FRN, 4.612%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 2,467,619 2,473,223
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 589 498
2007-14, KO, Strip, 3/25/37 .......................... United States 4,252 3,631
m
2020-31, BI, IO, 4%, 5/25/50 ......................... United States 1,525,649 301,575
m
2020-96, JI , IO, 3%, 1/25/51 .......................... United States 6,292,439 1,038,417
m
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 5,346,187 515,864
m
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 5,694,332 699,164
m
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 3,209,334 624,330
k
2024-82, FE, FRN, 4.612%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 362,685 363,501
k
2024-89, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 589,693 594,712
k
2024-98, FA, FRN, 4.812%, ( 30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 360,143 362,743
k
2025-25, FB, FRN, 4.612%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 776,046 777,625
k
2025-41, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 286,421 288,691
GNMA ,
m,n
2015-H26, EI, IO, FRN, 1.748%, 10/20/65 ............... United States 451,037 16,328
m,n
2016-H16, LI, IO, FRN, 2.705%, 7/20/66 ................ United States 1,885,562 99,957
m,n
2020-103, IO, FRN, 0.854%, 1/16/63 ................... United States 5,179,769 328,634
m
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 5,363,501 828,567
m
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,823,422 559,390
m
2021-27, IT, IO, 3%, 2/20/51 .......................... United States 3,745,829 638,290
m
2022-30, IG, IO, 3%, 2/20/52 ......................... United States 11,568,982 1,744,334
k
2023-152, FB, FRN, 4.823%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 584,471 596,537
k
2024-78, QF, FRN, 4.773%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 672,591 675,985
k,m
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 4,246,744 464,868
k
2025-169, FC, FRN, 4.673%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 655,471 657,819
29,989,833
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $27,553,632) .......
29,989,833
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 435,000 431,397
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 375,000 374,136
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 275,000 288,376
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 140,000 143,178

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
q
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 .............. United States 310,000 $ 314,600
457,778
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 235,000 248,164
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 155,000 154,243
402,407
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 560,000 578,084
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 275,000 251,977
Total Municipal Bonds (Cost $2,801,579) .....................................
2,784,155
Total Long Term Investments (Cost $2,178,749,139) ...........................
2,828,019,587
a
Short Term Investments 10.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 1.7%
b,r
Coca-Cola Co. (The) , 144A, 3.66% , 4/07/26 ............... United States 6,800,000 6,795,161
b,r
Gotham Funding Corp. , 144A, 3.9% , 6/16/26 ............... United States 14,500,000 14,379,986
b,r
Nestle Finance International Ltd. , 144A, 3.75% , 5/05/26 ...... United States 14,250,000 14,198,258
b,r
TotalEnergies Capital SA , 144A, 3.75% , 4/20/26 ............ France 14,500,000 14,469,881
Total Commercial Papers (Cost $49,845,404) .................................
49,843,286
a a a
U.S. Government and Agency Securities 1.5%
r,s
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 4,700,000 4,689,589
3.58%, 7/16/26 ................................... United States 41,100,000 40,666,952
45,356,541
Total U.S. Government and Agency Securities (Cost $45,362,740) ...............
45,356,541
Shares
Management Investment Companies 6.5%
t,u
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 190,081,608 190,081,608
Total Management Investment Companies (Cost $190,081,608) .................
190,081,608
Money Market Funds 0.4%
u,v
JPM USD Treasury CNAV Fund, 3.49% ................... Luxembourg 7,184 7,184
t,u,v
Putnam Government Money Market Fund, Class G, 3.489% ... United States 11,065,938 11,065,938
Total Money Market Funds (Cost $11,073,122) ................................
11,073,122

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
w
Joint tri-party repurchase agreement with Banc of America
Securities LLC, 3.67%, 4/01/26 (Maturity Value $2,003,374)
Collateralized by U.S. Government and Agency Securities,
3.44% - 7%, 11/01/35 - 12/01/55 and Collateralized by Agency
Mortgage-Backed Securities, 3% - 6.5%, 1/20/46 - 2/15/61
(valued at $2,043,233) .............................. 2,003,169 $ 2,003,169
w
Joint tri-party repurchase agreement with Bank of Nova Scotia
(The), 3.66%, 4/01/26 (Maturity Value $287,954)
Collateralized by U.S. Treasury Bonds, 0.25% - 0.75%, 2/15/42
- 2/15/50 and Collateralized by U.S. Treasury Notes, 0.125% -
4.375%, 4/30/28 - 5/15/34 (valued at $293,714) ........... 287,925 287,925
w
Joint tri-party repurchase agreement with BNP Paribas Securities
Co., 3.67%, 4/01/26 (Maturity Value $1,294,516)
Collateralized by U.S. Government and Agency Securities,
1.968% - 7%, 12/01/27 - 4/01/56 (valued at $1,320,406) ..... 1,294,384 1,294,384
w
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.67%, 4/01/26 (Maturity Value $1,994,027)
Collateralized by U.S. Treasury Bonds, 2.125%, 2/15/41 and
U.S. Treasury Notes, 2.375% - 4.625%, 9/15/28 - 10/15/28
(valued at $2,033,701) .............................. 1,993,824 1,993,824
w
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.67%, 4/01/26 (Maturity Value $4,113,636)
Collateralized by U.S. Government and Agency Securities,
1.17% - 7.5%, 8/01/30 - 3/01/56 (valued at $4,195,908) ..... 4,113,216 4,113,216
w
Joint tri-party repurchase agreement with Royal Bank of Canada,
3.67%, 4/01/26 (Maturity Value $1,933,409)
Collateralized by U.S. Treasury Bonds, 1.625% - 4.625%,
2/15/40 - 11/15/54 and Collateralized by U.S. Treasury Notes,
3.625% - 4.625%, 4/30/27 - 2/15/34 (valued at $1,971,876) .. 1,933,212 1,933,212
Total Repurchase Agreements (Cost $11,625,730) .............................
11,625,730
Total Short Term Investments (Cost $307,988,604 ) .............................
307,980,287
a
Total Investments (Cost $2,486,737,743) 107.0% ..............................
$3,135,999,874
TBA Sale Commitments (2.2)% ..............................................
(65,643,166)
Other Assets, less Liabilities (4.8)% .........................................
(140,513,115)
Net Assets 100.0% .........................................................
$2,929,843,593
a a a
x
TBA Sale Commitments (2.2)%
Mortgage-Backed Securities (2.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.1)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 4/25/56 .................................. United States (400,000) (351,397)
4%, TBA, 4/25/56 .................................. United States (500,000) (471,879)
4.5%, TBA, 4/25/56 ................................ United States (39,380,000) (37,803,626)
5.5%, TBA, 4/25/56 ................................ United States (22,500,000) (22,557,695)
6%, TBA, 4/25/56 .................................. United States (480,000) (489,353)
6.5%, TBA, 4/25/56 ................................ United States (1,270,000) (1,314,018)
(62,987,968)
Government National Mortgage Association (GNMA) Fixed Rate (0.1)%
GNMA II, Single-family, 30 Year ,
4.5%, 4/15/56 .................................... United States (300,000) (289,864)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, (continued)
5.5%, 4/15/56 .................................... United States (2,350,000) $ (2,365,334)
(2,655,198)
Total TBA Sale Commitments (Proceeds $(65,977,765)) ........................
$(65,643,166)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $284,652,423, representing 9.7% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( e ).
j
See Note 1 ( g ) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( f ).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
p
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( e ).
q
Security purchased on a when-issued basis. See Note 1 ( e ).
r
The rate shown represents the yield at period end.
s
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securities pledged amounted to $44,112,378, representing 1.5% of net assets.
t
See Note 3 ( g ) regarding investments in affiliated management investment companies.
u
The rate shown is the annualized seven-day effective yield at period end.
v
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund. See Note 1(h).
w
See Note 1 ( c ) regarding joint repurchase agreement.
x
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( e ).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( f ).
At March 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( f ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 461 $ 66,870,355 6/19/26 $ 725,121
MSCI Emerging Markets Index .................. Long 1,442 104,876,660 6/19/26 (3,218,717)
Russell 2000 E-Mini Index ...................... Short 259 32,532,990 6/18/26 110,761
S&P 500 E-Mini Index ......................... Short 1,038 341,021,925 6/18/26 9,522,342
TOPIX Index ................................ Long 131 28,923,096 6/11/26 (830,856)
Interest rate contracts
Canada 10 Year Bonds ........................ Long 203 17,512,781 6/19/26 (311,575)
Euro-BTP .................................. Long 62 8,332,939 6/08/26 (286,278)
Euro-Bund ................................. Long 238 34,493,823 6/08/26 (668,061)
Euro-OAT .................................. Long 62 8,505,646 6/08/26 (219,723)
Japan 10 Year Bonds ......................... Long 43 35,306,575 6/15/26 (393,013)
Long Gilt ................................... Long 102 11,852,282 6/26/26 (595,720)
U.S. Treasury 10 Year Notes .................... Short 29 3,220,359 6/18/26 58,501
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,135,156 6/18/26 25,607
U.S. Treasury 2 Year Notes ..................... Long 770 159,732,890 6/30/26 (1,153,269)
U.S. Treasury 5 Year Notes ..................... Long 872 94,332,688 6/30/26 (1,376,823)
U.S. Treasury Long Bonds ..................... Long 524 59,670,500 6/18/26 (1,976,051)
U.S. Treasury Ultra Bonds ...................... Long 374 43,594,375 6/18/26 (1,495,028)
Total Futures Contracts ...................................................................... $(2,082,782)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 589,900 394,130 4/15/26 $ 12,803 $ —
Australian Dollar .... BZWS Buy 182,300 121,799 4/15/26 3,957 —
Australian Dollar .... MSCO Sell 3,687,800 2,586,894 4/15/26 43,408 (485)
Australian Dollar .... SSBT Buy 1,931,400 1,297,972 4/15/26 34,374 —
Australian Dollar .... TDOM Buy 789,400 530,501 4/15/26 14,055 —
Australian Dollar .... TDOM Sell 155,000 107,913 4/15/26 988 —
Australian Dollar .... UBSW Buy 522,400 351,049 4/15/26 9,321 —
Australian Dollar .... WPAC Buy 7,786,200 5,202,116 4/15/26 169,073 —
Canadian Dollar .... BOFA Buy 41,593,500 30,485,349 4/15/26 — (568,388)
Canadian Dollar .... BOFA Sell 222,000 160,467 4/15/26 789 —
Canadian Dollar .... BZWS Sell 2,000 1,446 4/15/26 7 —
Canadian Dollar .... JPHQ Sell 1,280,300 925,408 4/15/26 4,527 —
Canadian Dollar .... MSCO Sell 429,100 316,243 4/15/26 7,604 —
Canadian Dollar .... SSBT Buy 152,900 112,866 4/15/26 — (2,889)
Canadian Dollar .... SSBT Sell 265,200 191,898 4/15/26 1,148 —
Canadian Dollar .... UBSW Sell 6,124,500 4,431,634 4/15/26 26,464 —
Israeli New Shekel .. BZWS Buy 358,600 113,918 4/15/26 209 —
Israeli New Shekel .. CITI Buy 33,100 10,515 4/15/26 19 —
Israeli New Shekel .. GSCO Sell 93,200 29,609 4/15/26 — (53)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. HSBK Buy 1,391,000 443,336 4/15/26 $ — $ (640)
Israeli New Shekel .. UBSW Buy 981,600 312,900 4/15/26 — (499)
New Zealand Dollar . MSCO Buy 198,300 114,722 4/15/26 — (719)
Chinese Yuan ...... CITI Sell 27,275,100 3,971,138 5/13/26 9,553 —
Hong Kong Dollar ... BOFA Sell 225,900 28,996 5/13/26 119 —
Hong Kong Dollar ... CITI Sell 287,700 36,918 5/13/26 141 —
Hong Kong Dollar ... GSCO Buy 10,081,800 1,293,902 5/13/26 — (5,121)
Hong Kong Dollar ... HSBK Sell 31,920,800 4,095,928 5/13/26 15,418 —
Hong Kong Dollar ... MSCO Buy 2,526,300 324,206 5/13/26 — (1,263)
Hong Kong Dollar ... SSBT Buy 4,041,600 518,637 5/13/26 — (1,989)
Hong Kong Dollar ... UBSW Sell 828,200 106,273 5/13/26 402 —
Japanese Yen ...... BOFA Buy 114,309,400 734,400 5/13/26 — (11,420)
Japanese Yen ...... BOFA Sell 25,409,300 165,952 5/13/26 5,244 —
Japanese Yen ...... BZWS Sell 96,262,200 618,428 5/13/26 9,591 —
Japanese Yen ...... CITI Sell 327,316,700 2,102,471 5/13/26 32,268 —
Japanese Yen ...... GSCO Buy 175,906,600 1,130,167 5/13/26 — (17,598)
Japanese Yen ...... GSCO Sell 42,773,100 269,306 5/13/26 — (1,224)
Japanese Yen ...... HSBK Buy 32,270,300 207,329 5/13/26 — (3,227)
Japanese Yen ...... HSBK Sell 178,625,400 1,159,303 5/13/26 29,538 —
Japanese Yen ...... JPHQ Buy 28,937,400 185,918 5/13/26 — (2,896)
Japanese Yen ...... MSCO Buy 1,124,739,000 7,203,595 5/13/26 737 (90,615)
Japanese Yen ...... MSCO Sell 23,924,800 151,037 5/13/26 — (282)
Japanese Yen ...... SSBT Sell 216,694,600 1,392,147 5/13/26 21,603 —
Japanese Yen ...... TDOM Buy 72,228,300 461,680 5/13/26 — (4,853)
Japanese Yen ...... TDOM Sell 27,319,700 175,493 5/13/26 2,702 —
Japanese Yen ...... UBSW Buy 102,768,900 661,192 5/13/26 — (11,203)
Japanese Yen ...... UBSW Sell 522,564,500 3,357,180 5/13/26 52,079 —
Singapore Dollar .... BZWS Sell 3,300 2,612 5/13/26 38 —
Singapore Dollar .... HSBK Buy 4,500 3,562 5/13/26 — (52)
Singapore Dollar .... JPHQ Buy 1,248,800 988,643 5/13/26 — (14,397)
Singapore Dollar .... MSCO Buy 439,600 348,033 5/13/26 — (5,080)
Singapore Dollar .... SSBT Buy 2,286,200 1,809,839 5/13/26 — (26,269)
British Pound ...... BOFA Sell 959,900 1,270,692 6/17/26 461 —
British Pound ...... BZWS Sell 700 927 6/17/26 — —
British Pound ...... CITI Sell 9,076,800 12,015,456 6/17/26 4,179 —
British Pound ...... GSCO Sell 682,900 903,975 6/17/26 298 —
British Pound ...... HSBK Sell 2,949,800 3,923,219 6/17/26 19,766 —
British Pound ...... JPHQ Sell 258,500 344,563 6/17/26 2,491 —
British Pound ...... MSCO Sell 3,456,900 4,611,794 6/17/26 37,297 —
British Pound ...... SSBT Sell 1,746,900 2,323,428 6/17/26 11,765 —
British Pound ...... TDOM Buy 1,072,100 1,425,925 6/17/26 — (7,221)
British Pound ...... UBSW Sell 2,945,700 3,917,849 6/17/26 19,821 —
Danish Krone ...... BOFA Buy 3,378,900 520,271 6/17/26 4,602 —
Danish Krone ...... CITI Sell 6,140,300 945,549 6/17/26 — (8,276)
Danish Krone ...... HSBK Buy 2,364,700 365,360 6/17/26 1,969 —
Danish Krone ...... MSCO Sell 26,754,000 4,143,033 6/17/26 — (12,890)
Danish Krone ...... SSBT Buy 185,500 28,661 6/17/26 154 —
Danish Krone ...... TDOM Buy 85,400 13,197 6/17/26 69 —
Danish Krone ...... UBSW Sell 1,021,800 157,900 6/17/26 — (825)
Euro ............. BOFA Buy 2,128,800 2,447,104 6/17/26 22,127 —
Euro ............. BZWS Sell 2,882,600 3,313,433 6/17/26 — (30,142)
Euro ............. CITI Sell 1,338,400 1,539,842 6/17/26 261 (12,851)
Euro ............. GSCO Sell 1,641,700 1,887,052 6/17/26 — (17,183)
Euro ............. HSBK Sell 3,169,000 3,655,511 6/17/26 — (20,264)
Euro ............. JPHQ Sell 895,500 1,035,716 6/17/26 — (2,989)
Euro ............. MSCO Buy 593,000 685,214 6/17/26 2,616 —
Euro ............. MSCO Sell 10,543,100 12,187,208 6/17/26 — (41,907)

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Sell 374,400 430,794 6/17/26 $ — $ (3,478)
Euro ............. TDOM Buy 823,200 949,565 6/17/26 5,278 —
Euro ............. TDOM Sell 467,700 541,963 6/17/26 — (530)
Euro ............. UBSW Sell 92,400 106,576 6/17/26 — (600)
Euro ............. WPAC Sell 157,800 181,384 6/17/26 — (1,651)
Norwegian Krone ... BZWS Sell 186,600 19,142 6/17/26 — (117)
Norwegian Krone ... JPHQ Sell 9,282,100 959,517 6/17/26 1,529 —
Norwegian Krone ... MSCO Buy 4,603,300 475,830 6/17/26 — (732)
Swedish Krona ..... BOFA Buy 474,600 50,628 6/17/26 — (299)
Swedish Krona ..... BZWS Buy 5,751,900 613,588 6/17/26 — (3,632)
Swedish Krona ..... HSBK Buy 12,502,200 1,342,756 6/17/26 — (16,969)
Swedish Krona ..... MSCO Sell 5,390,500 579,705 6/17/26 8,073 —
Swedish Krona ..... SSBT Buy 3,041,800 326,682 6/17/26 — (4,116)
Swedish Krona ..... TDOM Buy 2,625,100 281,943 6/17/26 — (3,566)
Swiss Franc ....... BOFA Sell 492,100 629,276 6/17/26 8,644 —
Swiss Franc ....... BZWS Buy 40,800 52,180 6/17/26 — (723)
Swiss Franc ....... CITI Sell 132,100 168,925 6/17/26 2,321 —
Swiss Franc ....... GSCO Sell 2,782,800 3,558,932 6/17/26 49,291 —
Swiss Franc ....... HSBK Sell 163,600 209,473 6/17/26 3,142 —
Swiss Franc ....... JPHQ Buy 546,400 701,153 6/17/26 — (12,038)
Swiss Franc ....... MSCO Sell 1,256,700 1,611,761 6/17/26 26,823 —
Swiss Franc ....... SSBT Buy 1,106,400 1,416,558 6/17/26 — (21,177)
Swiss Franc ....... UBSW Buy 748,500 958,371 6/17/26 — (14,370)
Total Forward Exchange Contracts ................................................... $741,156 $(1,009,708)
Net unrealized appreciation (depreciation) ............................................ $(268,552)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

At March 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(f).
At March 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( f ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 4,730,000 EUR $ (70,377) $ (69,774) $ (603)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 13,114,000 705,335 1,047,116 (341,781)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 210,071,000 3,792,953 4,782,172 (989,219)
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 46,850,000 824,291 749,671 74,620
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $5,252,202 $6,509,185 $(1,256,983)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 130,757,000 $ 814,009 $ (142,238) $ 956,247
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 77,084,000 (509,545) 56,946 (566,491)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 25,244,000 180,941 (43,167) 224,108
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 23,705,000 (191,544) 46,971 (238,515)

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(f).
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 14,559,000 $ 41,882 $ 74,037 $ (32,155)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 64,051,000 (626,058) 32,777 (658,835)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 12,223,000 (99,128) 26,690 (125,818)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.82% .... Annual 6/17/36 4,683,000 24,755 28,695 (3,940)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 5,893,000 14,132 43,940 (29,808)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 21,844,000 (127,638) (142,995) 15,357
Total Interest Rate Swap Contracts ................................. $(478,194) $ (18,344) $(459,850)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 7/14/26 119,059,413 $ (2,740,186)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 3/11/27 89,064,130 (1,643,291)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 7/14/26 109,518,996 4,692,772
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 13,900,000 12,126
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 3/11/27 88,888,164 2,672,083
Total Return Swap Contracts .................................................................... $2,993,504
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSIIPGDL ) OF COMMON STOCKS
Chevron Corp. Energy 4,261 $ 881,619 0.76%
Idemitsu Kosan Co. Ltd. Energy 90,702 878,851 0.76%
Eni SpA Energy 30,552 874,774 0.75%
Endesa SA Utilities 20,708 860,877 0.74%
AT&T, Inc. Communication Services 28,676 831,327 0.72%
Iberdrola SA Utilities 35,310 803,310 0.69%
ConocoPhillips Energy 5,897 778,399 0.67%
Tokyo Gas Co. Ltd. Utilities 16,560 772,039 0.67%
BP plc Energy 96,436 771,029 0.67%
Altria Group, Inc. Consumer Staples 11,632 767,621 0.66%
PepsiCo, Inc. Consumer Staples 4,927 765,172 0.66%
Graco, Inc. Industrials 9,006 762,354 0.66%
NN Group NV Financials 9,722 751,165 0.65%
Lockheed Martin Corp. Industrials 1,223 738,912 0.64%
Telia Co. AB Communication Services 144,237 730,401 0.63%
George Weston Ltd. Consumer Staples 10,150 714,795 0.62%
Deutsche Telekom AG Communication Services 19,396 714,028 0.62%
Airbnb, Inc. Consumer Discretionary 5,628 710,740 0.61%
ENEOS Holdings, Inc. Energy 79,222 702,386 0.61%
VICI Properties, Inc. Real Estate 25,675 701,438 0.61%
WH Group Ltd. Consumer Staples 532,577 696,951 0.60%
Allegion plc Industrials 4,670 678,520 0.59%
Inpex Corp. Energy 22,926 674,134 0.58%
Sandvik AB Industrials 17,963 673,941 0.58%
Hartford Insurance Group, Inc. (The) Financials 4,958 670,405 0.58%
Colgate-Palmolive Co. Consumer Staples 7,760 661,415 0.57%
Veralto Corp. Industrials 7,445 658,254 0.57%
TotalEnergies SE Energy 6,954 648,315 0.56%
Power Assets Holdings Ltd. Utilities 80,379 625,895 0.54%
Secom Co. Ltd. Industrials 16,070 609,719 0.53%
Telenor ASA Communication Services 34,313 599,883 0.52%
Holcim AG Materials 7,282 588,297 0.51%
SS&C Technologies Holdings, Inc. Industrials 8,638 583,647 0.50%
Automatic Data Processing, Inc. Industrials 2,841 577,220 0.50%
AMETEK, Inc. Industrials 2,681 574,705 0.50%
Chubu Electric Power Co., Inc. Utilities 34,751 564,007 0.49%
Bristol-Myers Squibb Co. Health Care 9,279 562,765 0.49%
Avery Dennison Corp. Materials 3,247 560,638 0.48%
Fortum OYJ Utilities 21,872 551,404 0.48%
Cie Financiere Richemont SA Consumer Discretionary 3,187 549,441 0.47%
Simon Property Group, Inc. Real Estate 2,932 546,978 0.47%
Eiffage SA Industrials 3,575 540,198 0.47%
QIAGEN NV Health Care 13,410 536,863 0.46%
National Grid plc Utilities 31,975 535,283 0.46%
E.ON SE Utilities 24,240 529,541 0.46%
Bouygues SA Industrials 9,250 526,591 0.45%
Exxon Mobil Corp. Energy 3,070 520,871 0.45%
Canadian Utilities Ltd. Utilities 14,777 517,370 0.45%
iA Financial Corp., Inc. Financials 4,674 517,050 0.45%
National Bank of Canada Financials 4,005 516,631 0.45%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Valero Energy Corp. Energy 5,192 1,282,837 1.47%
Cheniere Energy, Inc. Energy 4,471 1,268,567 1.45%
Cirrus Logic, Inc. Information Technology 8,370 1,210,439 1.38%
Edison International Utilities 15,852 1,160,059 1.33%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
GE Vernova, Inc. Industrials 1,318 $ 1,150,671 1.31%
Regeneron Pharmaceuticals, Inc. Health Care 1,435 1,108,375 1.27%
Allison Transmission Holdings, Inc. Industrials 9,440 1,105,065 1.26%
Johnson Controls International plc Industrials 8,425 1,103,188 1.26%
Virtu Financial, Inc. Financials 24,809 1,091,108 1.25%
Exelixis, Inc. Health Care 25,404 1,089,591 1.25%
Freeport-McMoRan, Inc. Materials 18,536 1,089,540 1.25%
State Street Corp. Financials 8,460 1,070,690 1.22%
Curtiss-Wright Corp. Industrials 1,562 1,063,600 1.22%
Lam Research Corp. Information Technology 4,970 1,061,905 1.21%
Axis Capital Holdings Ltd. Financials 10,346 1,049,156 1.20%
General Motors Co. Consumer Discretionary 13,450 1,002,060 1.15%
MGIC Investment Corp. Financials 36,123 948,216 1.08%
NRG Energy, Inc. Utilities 6,406 936,177 1.07%
Natera, Inc. Health Care 4,677 935,311 1.07%
Unum Group Financials 12,789 934,014 1.07%
Spotify Technology SA Communication Services 1,926 933,911 1.07%
Affiliated Managers Group, Inc. Financials 3,345 925,631 1.06%
Arista Networks, Inc. Information Technology 7,520 923,296 1.06%
Cadence Design Systems, Inc. Information Technology 3,250 903,108 1.03%
AutoNation, Inc. Consumer Discretionary 4,495 877,613 1.00%
Synchrony Financial Financials 12,562 854,471 0.98%
Booking Holdings, Inc. Consumer Discretionary 194 816,193 0.93%
Toll Brothers, Inc. Consumer Discretionary 5,975 815,347 0.93%
American International Group, Inc. Financials 10,747 808,726 0.92%
Netflix, Inc. Communication Services 8,393 806,997 0.92%
QUALCOMM, Inc. Information Technology 6,170 794,551 0.91%
Textron, Inc. Industrials 8,766 767,536 0.88%
Manhattan Associates, Inc. Information Technology 5,615 747,456 0.85%
eBay, Inc. Consumer Discretionary 8,110 738,133 0.84%
Applied Materials, Inc. Information Technology 2,091 714,527 0.82%
Boyd Gaming Corp. Consumer Discretionary 8,691 714,238 0.82%
Pegasystems, Inc. Information Technology 16,701 710,787 0.81%
Sandisk Corp. Information Technology 1,112 706,644 0.81%
Everpure, Inc. Information Technology 11,699 690,715 0.79%
Ventas, Inc. Real Estate 8,428 689,208 0.79%
Equitable Holdings, Inc. Financials 18,194 675,192 0.77%
Ciena Corp. Information Technology 1,718 666,817 0.76%
Ulta Beauty, Inc. Consumer Discretionary 1,229 642,420 0.73%
Millicom International Cellular SA Communication Services 8,565 641,831 0.73%
Hologic, Inc. Health Care 8,307 627,890 0.72%
Gap, Inc. (The) Consumer Discretionary 25,123 607,987 0.69%
Vornado Realty Trust Real Estate 22,932 595,991 0.68%
DoorDash, Inc. Consumer Discretionary 3,962 594,862 0.68%
MGM Resorts International Consumer Discretionary 15,604 577,506 0.66%
NVR, Inc. Consumer Discretionary 87 575,255 0.66%
A BASKET ( GSIIPGSS ) OF COMMON STOCKS
Aker BP ASA Energy 23,532 872,339 0.82%
Shell plc Energy 18,079 854,230 0.81%
Diamondback Energy, Inc. Energy 4,191 829,022 0.78%
Woodside Energy Group Ltd. Energy 34,112 818,882 0.77%
Entergy Corp. Utilities 7,227 812,081 0.77%
Canadian Natural Resources Ltd. Energy 16,376 796,320 0.75%
PPL Corp. Utilities 19,629 749,844 0.71%
Southern Co. (The) Utilities 7,763 749,266 0.71%
CenterPoint Energy, Inc. Utilities 17,352 748,909 0.71%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGSS) OF COMMON STOCKS (continued)
Orange SA Communication Services 36,315 $ 739,570 0.70%
Walmart, Inc. Consumer Staples 5,935 737,633 0.70%
ONEOK, Inc. Energy 7,948 718,416 0.68%
Dominion Energy, Inc. Utilities 11,619 718,283 0.68%
Cellnex Telecom SA Communication Services 22,313 712,922 0.67%
American Water Works Co., Inc. Utilities 5,185 705,577 0.67%
Singapore Telecommunications Ltd. Communication Services 171,200 655,527 0.62%
Tourmaline Oil Corp. Energy 13,205 630,000 0.59%
Duke Energy Corp. Utilities 4,800 628,574 0.59%
Enbridge, Inc. Energy 11,593 626,444 0.59%
AvalonBay Communities, Inc. Real Estate 3,822 624,344 0.59%
Ferrovial SE Industrials 9,628 614,784 0.58%
Wilmar International Ltd. Consumer Staples 205,064 611,940 0.58%
Realty Income Corp. Real Estate 9,955 609,020 0.57%
Zurich Insurance Group AG Financials 871 608,807 0.57%
Waste Connections, Inc. Industrials 3,738 607,267 0.57%
Visa, Inc. Financials 2,004 605,735 0.57%
Starbucks Corp. Consumer Discretionary 6,647 595,520 0.56%
Swiss Life Holding AG Financials 549 591,239 0.56%
Ingersoll Rand, Inc. Industrials 7,106 569,307 0.54%
Hong Kong & China Gas Co. Ltd. Utilities 628,259 568,944 0.54%
Quanta Services, Inc. Industrials 1,035 568,444 0.54%
Equifax, Inc. Industrials 3,113 560,606 0.53%
Straumann Holding AG Health Care 5,446 555,788 0.52%
Heineken NV Consumer Staples 7,266 555,024 0.52%
International Paper Co. Materials 15,259 544,738 0.51%
Snam SpA Utilities 71,557 540,365 0.51%
Essity AB Consumer Staples 21,003 535,543 0.51%
Salmar ASA Consumer Staples 9,107 528,240 0.50%
Land Securities Group plc Real Estate 71,501 521,414 0.49%
Coca-Cola Co. (The) Consumer Staples 6,833 519,645 0.49%
British American Tobacco plc Consumer Staples 9,010 519,365 0.49%
Emerson Electric Co. Industrials 3,963 519,243 0.49%
Pernod Ricard SA Consumer Staples 6,843 506,337 0.48%
Coca-Cola Europacific Partners plc Consumer Staples 5,581 506,013 0.48%
Xcel Energy, Inc. Utilities 6,246 496,206 0.47%
Swire Pacific Ltd. Industrials 45,345 493,631 0.47%
EQT AB Financials 16,275 489,461 0.46%
Hermes International SCA Consumer Discretionary 263 488,272 0.46%
AST SpaceMobile, Inc. Communication Services 5,883 487,550 0.46%
Old Dominion Freight Line, Inc. Industrials 2,488 486,101 0.46%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Diamondback Energy, Inc. Energy 6,132 1,212,757 1.42%
Bunge Global SA Consumer Staples 9,439 1,200,607 1.40%
MKS, Inc. Information Technology 5,135 1,179,999 1.38%
Dell Technologies, Inc. Information Technology 7,163 1,175,685 1.37%
Monolithic Power Systems, Inc. Information Technology 1,005 1,098,768 1.28%
DT Midstream, Inc. Energy 8,006 1,078,151 1.26%
Coherent Corp. Information Technology 4,444 1,058,531 1.24%
Roivant Sciences Ltd. Health Care 37,969 1,051,755 1.23%
Lumentum Holdings, Inc. Information Technology 1,456 1,023,342 1.20%
Micron Technology, Inc. Information Technology 2,880 972,899 1.14%
Kinsale Capital Group, Inc. Financials 2,846 972,360 1.14%
Royal Gold, Inc. Materials 3,819 971,855 1.14%
Entegris, Inc. Information Technology 8,256 967,917 1.13%
Royal Caribbean Cruises Ltd. Consumer Discretionary 3,396 934,489 1.09%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See Note  10  regarding other derivative information.
See Abbreviations on page 102 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
BWX Technologies, Inc. Industrials 4,342 $ 887,872 1.04%
Albemarle Corp. Materials 4,919 883,181 1.03%
Oracle Corp. Information Technology 5,859 861,945 1.01%
Ross Stores, Inc. Consumer Discretionary 3,974 860,973 1.01%
Take-Two Interactive Software, Inc. Communication Services 4,305 850,147 0.99%
Synopsys, Inc. Information Technology 2,072 821,504 0.96%
Loar Holdings, Inc. Industrials 14,015 802,942 0.94%
Jack Henry & Associates, Inc. Financials 5,018 793,101 0.93%
CH Robinson Worldwide, Inc. Industrials 4,585 761,427 0.89%
Marriott International, Inc. Consumer Discretionary 2,318 758,284 0.89%
Texas Instruments, Inc. Information Technology 3,886 754,410 0.88%
Lithia Motors, Inc. Consumer Discretionary 3,007 750,913 0.88%
Domino's Pizza, Inc. Consumer Discretionary 2,049 735,303 0.86%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 38,981 728,938 0.85%
Blue Owl Capital, Inc. Financials 79,549 726,286 0.85%
Tyler Technologies, Inc. Information Technology 2,100 718,937 0.84%
RPM International, Inc. Materials 6,904 686,244 0.80%
Quanta Services, Inc. Industrials 1,232 676,193 0.79%
Brown & Brown, Inc. Financials 10,354 675,155 0.79%
Expand Energy Corp. Energy 5,987 657,244 0.77%
NU Holdings Ltd. Financials 45,247 650,196 0.76%
Somnigroup International, Inc. Consumer Discretionary 8,669 640,779 0.75%
Aurora Innovation, Inc. Information Technology 153,714 633,302 0.74%
Gen Digital, Inc. Information Technology 33,413 629,172 0.74%
SoFi Technologies, Inc. Financials 39,145 621,619 0.73%
Watsco, Inc. Industrials 1,708 621,205 0.73%
Liberty Broadband Corp. Communication Services 12,089 608,063 0.71%
Healthcare Realty Trust, Inc. Real Estate 35,042 595,370 0.70%
LPL Financial Holdings, Inc. Financials 1,950 586,610 0.69%
Stanley Black & Decker, Inc. Industrials 7,947 564,739 0.66%
Toast, Inc. Financials 21,292 564,438 0.66%
Strategy, Inc. Information Technology 4,454 555,878 0.65%
Ovintiv, Inc. Energy 9,184 545,133 0.64%
Equifax, Inc. Industrials 3,025 544,686 0.64%
nVent Electric plc Industrials 4,562 539,638 0.63%
PTC, Inc. Information Technology 3,787 539,638 0.63%

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,273,964,467
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 201,147,546
Cost - Unaffiliated repurchase agreements ...................................................... 11,625,730
Value - Unaffiliated issuers .................................................................. $2,923,226,598
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 201,147,546
Value - Unaffiliated repurchase agreements ...................................................... 11,625,730
Cash .................................................................................... 1,768,892
Receivables:
Investment securities sold ................................................................... 457,375
Receivable for sales of TBA securities (Note 1 e ) .................................................. 66,273,996
Capital shares sold ........................................................................ 15,406,623
Dividends and interest ..................................................................... 11,307,107
European Union tax reclaims (Note 1 i ) ......................................................... 884,816
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 8,104,572
Variation margin on centrally cleared swap contracts ............................................... 681,677
Unrealized appreciation on OTC forward exchange contracts .......................................... 741,156
Unrealized appreciation on OTC swap contracts .................................................... 7,376,981
Prepaid expenses .......................................................................... 213,604
Total assets .......................................................................... 3,249,216,673
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,154,096
Payable for purchases of TBA securities (Note 1 e ) ................................................ 219,713,233
Capital shares redeemed ................................................................... 8,979,922
Management fees ......................................................................... 1,248,473
Administrative fees ........................................................................ 8,070
Distribution fees .......................................................................... 378,499
Transfer agent fees ........................................................................ 407,309
Trustees' fees and expenses ................................................................. 257,554
Variation margin on futures contracts ........................................................... 9,609,793
Deposits from brokers for:
OTC derivative contracts .................................................................. 310,000
Unrealized depreciation on OTC swap contracts .................................................... 4,383,477
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,009,708
TBA sale commitments, at value (proceeds $65,977,765) (Note 1e) ..................................... 65,643,166
Unrealized depreciation on unfunded loan commitments (Note 9 ) ....................................... 310
Collateral on certain derivative contracts, at value (Note 1 f ) ........................................... 1,086,308
Accrued expenses and other liabilities ........................................................... 183,162
Total liabilities ......................................................................... 319,373,080
Net assets, at value ................................................................. $2,929,843,593
Net assets consist of:
Paid-in capital ............................................................................. $2,457,301,106
Total distributable earnings (losses) ............................................................. 472,542,487
Net assets, at value ................................................................. $2,929,843,593

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Balanced Fund
Class A:
Net assets, at value ....................................................................... $1,389,227,515
Shares outstanding ........................................................................ 83,437,719
Net asset value per share
a ,b
.................................................................. $16.65
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $17.67
Class C:
Net assets, at value ....................................................................... $82,573,573
Shares outstanding ........................................................................ 5,202,078
Net asset value and maximum offering price per share
a ,b
............................................ $15.87
Class P:
Net assets, at value ....................................................................... $678,296,606
Shares outstanding ........................................................................ 40,520,980
Net asset value and maximum offering price per share
b
............................................. $16.74
Class R:
Net assets, at value ....................................................................... $15,878,399
Shares outstanding ........................................................................ 966,884
Net asset value and maximum offering price per share
b
............................................. $16.42
Class R5:
Net assets, at value ....................................................................... $176,519
Shares outstanding ........................................................................ 10,495
Net asset value and maximum offering price per share
b
............................................. $16.82
Class R6:
Net assets, at value ....................................................................... $240,646,648
Shares outstanding ........................................................................ 14,387,680
Net asset value and maximum offering price per share
b
............................................. $16.73
Class Y:
Net assets, at value ....................................................................... $523,044,333
Shares outstanding ........................................................................ 31,274,834
Net asset value and maximum offering price per share
b
............................................. $16.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $304,751)
Unaffiliated issuers ........................................................................ $12,497,940
Non-controlled affiliates (Note 3 g ) ............................................................. 1,965,503
Interest:
Unaffiliated issuers ........................................................................ 13,102,051
Other income (Note 1 i ) ....................................................................... 258,959
Total investment income ................................................................... 27,824,453
Expenses:
Management fees (Note 3 a ) ................................................................... 6,206,605
Administrative fees (Note 3 b ) .................................................................. 19,427
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,799,535
    Class C ................................................................................ 448,547
    Class R ................................................................................ 40,770
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 642,290
    Class C ................................................................................ 40,109
    Class P ................................................................................ 9,287
    Class R ................................................................................ 7,246
    Class R5 ............................................................................... 122
    Class R6 ............................................................................... 61,562
    Class Y ................................................................................ 221,678
Custodian fees ............................................................................. 17,222
Reports to shareholders fees .................................................................. 51,565
Registration and filing fees .................................................................... 47,623
Professional fees ........................................................................... 178,727
Trustees' fees and expenses (Note 3 f ) ........................................................... 40,044
Organization costs (Note 1k) .................................................................. 3,494
Interest expense ........................................................................... 880
Other .................................................................................... 67,677
Total expenses ......................................................................... 9,904,410
Expense reductions (Note 4 ) ............................................................... (71,072)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (35,860)
Net expenses ......................................................................... 9,797,478
Net investment income ................................................................ 18,026,975

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 50,244,008
Foreign currency transactions ................................................................ (52,161)
Forward exchange contracts ................................................................. 1,126,507
Futures contracts ......................................................................... 9,365,238
TBA sale commitments ..................................................................... 35,664
Swap contracts ........................................................................... 2,174,790
Net realized gain (loss) .................................................................. 62,894,046
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (82,772,106)
Translation of other assets and liabilities denominated in foreign currencies .............................. (34,360)
Unfunded loan commitments (Note 9 ) .......................................................... (310)
Forward exchange contracts ................................................................. (484,949)
Futures contracts ......................................................................... (1,308,061)
TBA sale commitments ..................................................................... 263,964
Swap contracts ........................................................................... (286,482)
Net change in unrealized appreciation (depreciation) ............................................ (84,622,304)
Net realized and unrealized gain (loss) ............................................................ (21,728,258)
Net increase (decrease) in net assets resulting from operations .......................................... $(3,701,283)

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Dynamic Asset Allocation Balanced
Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $18,026,975 $36,108,066
Net realized gain (loss) ................................................. 62,894,046 56,386,461
Net change in unrealized appreciation (depreciation) ........................... (84,622,304) 158,384,934
Net increase (decrease) in net assets resulting from operations ................ (3,701,283) 250,879,461
Distributions to shareholders:
Class A ............................................................. (80,597,007) (147,562,408)
Class C ............................................................. (4,947,164) (11,594,408)
Class P ............................................................. (4,170,742) (6,784,003)
Class R ............................................................. (904,491) (1,377,232)
Class R5 ............................................................ (9,610) (9,918)
Class R6 ............................................................ (14,037,112) (26,562,545)
Class Y ............................................................. (28,073,405) (37,303,618)
Total distributions to shareholders .......................................... (132,739,531) (231,194,132)
Capital share transactions: (Note 2 )
Class A ............................................................. 9,049,988 48,918,965
Class C ............................................................. (9,188,669) (16,180,636)
Class P ............................................................. 632,973,116 21,884,893
Class R ............................................................. 2,085,958 1,731,430
Class R5 ............................................................ 16,327 104,827
Class R6 ............................................................ 4,891,118 (3,905,663)
Class Y ............................................................. 91,593,450 134,898,086
Total capital share transactions ............................................ 731,421,288 187,451,902
Net increase (decrease) in net assets ................................... 594,980,474 207,137,231
Net assets:
Beginning of period ..................................................... 2,334,863,119 2,127,725,888
End of period .......................................................... $2,929,843,593 $2,334,863,119
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Balanced Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).

Putnam Asset Allocation Funds

franklintempleton.com
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Balanced Fund (Fund) is included
in this report. The Fund offers seven classes of shares:
Class A, Class C, Class P, Class R, Class R5, Class R6
and Class Y. Class C shares automatically convert to Class
A shares on a monthly basis, after they have been held
for 8 years. Each class of shares may differ by its initial
sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
On March 26, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Franklin
Dynamic Asset Allocation Balanced Fund, effective July 15,
2026.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Consolidated Schedule of
Investments, had been entered into on March 31, 2026.
d. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
e. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At March 31, 2026,
the Fund had OTC derivatives in a net liability position of
$564,380 and the aggregate value of collateral pledged for
such contracts was $696,306.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price
and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
See Note 10  regarding other derivative information.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
h. Investments in Franklin Dynamic Asset Allocation
Balanced Ltd. (FT Subsidiary)
The Fund invests in certain financial instruments or
commodity-linked derivative investments through its
investments in FT Subsidiary. FT Subsidiary is a Cayman
Islands exempted company with limited liability, is a wholly-
owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative
investments consistent with the investment objective of the
Fund. For tax purposes, the Fund is required to increase
its taxable income by its share of the FT Subsidiary’s
income. Net losses incurred by the FT Subsidiary cannot
offset income earned by the Fund and cannot be carried
back or forward by the FT Subsidiary to offset income from
prior or future years. At March 31, 2026, FT Subsidiary’s
investments, as well as any other assets and liabilities of FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At March 31, 2026, the net assets of FT
Subsidiary were $11,066,423, representing 0.38% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Consolidated
Statement of Assets and Liabilities and dividend income
in the Consolidated Statement of Operations. In many
cases, however, the Fund may not receive such amounts
for an extended period of time, depending on the country of
investment. When a capital gain tax is determined to apply,
the Fund records an estimated deferred tax liability in an
amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Consolidated  Statement of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Consolidated Statement of Operations.
When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the consolidated financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Fund’s federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. Facility
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
fees are recognized as income over the expected term of
the loan. These fees are recorded as income when received
by the Fund. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Organization Costs
Organization costs were expensed as incurred.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,400,304 $41,420,727 5,343,615 $87,947,779
Shares issued in reinvestment of distributions .......... 4,580,922 77,897,003 8,959,878 142,510,381
Shares redeemed ............................... (6,402,596) (110,267,742) (10,998,298) (181,539,195)
Net increase (decrease) .......................... 578,630 $9,049,988 3,305,195 $48,918,965
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 331,362 $5,442,393 965,189 $15,243,072
Shares issued in reinvestment of distributions .......... 295,889 4,803,943 741,387 11,308,549
Shares redeemed
a
.............................. (1,180,563) (19,435,005) (2,696,848) (42,732,257)
Net increase (decrease) .......................... (553,312) $(9,188,669) (990,272) $(16,180,636)
Class P Shares:
Shares sold ................................... 38,103,090 $660,728,665 2,341,950 $39,196,409
Shares issued in reinvestment of distributions .......... 244,125 4,170,742 424,616 6,784,339
Shares redeemed ............................... (1,881,349) (31,926,291) (1,454,029) (24,095,855)
Net increase (decrease) .......................... 36,465,866 $632,973,116 1,312,537 $21,884,893
Class R Shares:
Shares sold ................................... 209,758 $3,589,282 195,436 $3,181,604
Shares issued in reinvestment of distributions .......... 53,885 903,948 87,494 1,375,862
Shares redeemed ............................... (143,939) (2,407,272) (172,794) (2,826,036)
Net increase (decrease) .......................... 119,704 $2,085,958 110,136 $1,731,430
Class R5 Shares:
Shares sold ................................... 2,277 $39,189 6,139 $102,379
Shares issued in reinvestment of distributions .......... 560 9,610 616 9,918
Shares redeemed ............................... (1,885) (32,472) (470) (7,470)
Net increase (decrease) .......................... 952 $16,327 6,285 $104,827
Class R6 Shares:
Shares sold ................................... 1,007,613 $17,415,819 1,846,723 $30,501,705
Shares issued in reinvestment of distributions .......... 772,634 13,189,151 1,571,115 25,066,994
Shares redeemed ............................... (1,483,368) (25,713,852) (3,603,791) (59,474,362)
Net increase (decrease) .......................... 296,879 $4,891,118 (185,953) $(3,905,663)
Class Y Shares:
Shares sold ................................... 7,480,818 $129,750,546 14,107,389 $233,477,631
Shares issued in reinvestment of distributions .......... 1,587,336 27,087,827 2,226,399 35,551,172
Shares redeemed ............................... (3,770,788) (65,244,923) (8,136,115) (134,130,717)
Net increase (decrease) .......................... 5,297,366 $91,593,450 8,197,673 $134,898,086
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund and FT Subsidiary pay Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.500% of the
Fund’s average daily net assets.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund or FT Subsidiary. With respect to the portfolio management services, Advisers pays a fee to Putnam
Management based on the average net asset value of the Fund and with respect to the other advisory and related services,
Advisers pays a fee to Putnam Management based on the costs of Putnam Management in providing these services to the
Fund or FT Subsidiary. These fees are not an additional expense to the Fund or FT Subsidiary.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund or FT
Subsidiary.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Under a subadvisory agreement, PAC provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund or FT
Subsidiary.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $56,996
CDSC retained .............................................................................. $7,052
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.489% . $— $15,584,190 $(4,518,252) $— $— $11,065,938 11,065,938 $124,161
Putnam Short Term Investment
Fund, Class P, 3.821% ...... 82,352,507 426,105,461 (318,376,360) — — 190,081,608 190,081,608 1,841,342
Total Affiliated Securities ... $82,352,507 $441,689,651 $(322,894,612) $— $— $201,147,546 $1,965,503
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$1,857,819,989 and $1,492,903,656, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $2,676,871,024
Unrealized appreciation ........................................................................ $737,443,712
Unrealized depreciation ........................................................................ (338,541,850)
Net unrealized appreciation (depreciation) .......................................................... $398,901,862
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Balanced Fund
2,750 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 13,475 $ 13,475
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $13,475 $13,475

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the
Consolidated Schedule of Investments.
At March 31, 2026, unfunded commitments were as follows:
10. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
†
Rounds to less than 0.1% of net assets.
Borrower Unfunded Commitment
First Eagle Holdings, Inc. $ 49,583
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Balanced Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 84,108
a
Variation margin on futures
contracts
$ 8,475,541
a
Variation margin on centrally
cleared swap contracts
1,195,712
a
Variation margin on centrally
cleared swap contracts
1,655,562
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
741,156 Unrealized depreciation on OTC
forward exchange contracts
1,009,708
Credit contracts ............
Variation margin on centrally
cleared swap contracts
74,620
a
Variation margin on centrally
cleared swap contracts
1,331,603
a
Unrealized appreciation on OTC
swap contracts
12,126
Unrealized depreciation on OTC
swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
10,358,224
a
Variation margin on futures
contracts
4,049,573
a
Unrealized appreciation on OTC
swap contracts
7,364,855
Unrealized depreciation on OTC
swap contracts
4,383,477
Total .................... $19,830,801 $20,905,464
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
8. Restricted Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
For the period ended March 31, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of futures contracts and swap contracts represented $841,682,647 and $802,938,719, respectively. The average month end contract value of forward exchange contracts was $117,115,169.
See Note 1(f) regarding derivative financial instruments.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended March 31, 2026, the Fund did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Dynamic Asset Allocation Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $6,163,275 Futures contracts $(10,432,017)
Swap contracts (1,038,444) Swap contracts (465,912)
Foreign exchange contracts .....
Forward exchange contracts 1,126,507 Forward exchange contracts (484,949)
Credit contracts ...............
Swap contracts 1,524,974 Swap contracts (1,676,229)
Equity contracts ..............
Futures contracts 1,060,035 Futures contracts 8,939,361
Swap contracts 1,688,260 Swap contracts 1,855,659
Commodity contracts ..........
Futures contracts 2,141,928 Futures contracts 184,595
Total ....................... $12,666,535 $(2,079,492)
10. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 46,830,191 $ 10,046,922 $ — $ 56,877,113
Air Freight & Logistics ................... 10,411,080 — — 10,411,080
Automobile Components ................. 2,440,310 1,483,841 — 3,924,151
Automobiles .......................... 40,377,834 805,485 — 41,183,319
Banks ............................... 67,108,129 42,010,755 — 109,118,884
Beverages ........................... 25,650,178 1,189,842 — 26,840,020
Biotechnology ......................... 52,994,545 209,263 — 53,203,808
Broadline Retail ....................... 65,278,886 3,700,885 — 68,979,771
Building Products ...................... 10,501,948 1,880,096 — 12,382,044
Capital Markets ........................ 63,026,769 10,781,635 — 73,808,404
Chemicals ........................... 32,810,584 2,004,818 — 34,815,402
Commercial Services & Supplies ........... 2,719,168 — — 2,719,168
Communications Equipment .............. 27,601,471 859,852 — 28,461,323
Construction & Engineering ............... 4,358,747 4,561,587 — 8,920,334
Construction Materials .................. 8,615,002 3,481,445 — 12,096,447
Consumer Finance ..................... 15,190,076 — — 15,190,076
Consumer Staples Distribution & Retail ...... 32,960,011 1,169,355 — 34,129,366
Containers & Packaging ................. 4,841,366 — — 4,841,366
Distributors ........................... 277,368 — — 277,368
Diversified Consumer Services ............ 2,490,868 — — 2,490,868
Diversified REITs ...................... 206,366 — — 206,366
Diversified Telecommunication Services ..... 17,020,707 4,436,394 — 21,457,101
Electric Utilities ........................ 29,152,379 6,872,326 — 36,024,705
Electrical Equipment .................... 31,178,883 11,470,019 — 42,648,902
Electronic Equipment, Instruments &
Components ........................ 3,921,232 — — 3,921,232
Energy Equipment & Services ............. 15,389,584 — — 15,389,584
Entertainment ......................... 29,850,911 3,087,776 — 32,938,687
Financial Services ...................... 52,578,827 2,525,260 — 55,104,087
Food Products ........................ 4,491,791 4,688,429 — 9,180,220
Gas Utilities .......................... 1,892,460 729,989 — 2,622,449
Ground Transportation .................. 9,659,902 — — 9,659,902
Health Care Equipment & Supplies ......... 26,492,324 6,235,902 — 32,728,226
Health Care Providers & Services .......... 22,290,696 154,130 — 22,444,826
Health Care REITs ..................... 2,056,113 — — 2,056,113

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Technology ................. $ 9,999,907 $ — $ — $ 9,999,907
Hotel & Resort REITs ................... 730,846 — — 730,846
Hotels, Restaurants & Leisure ............. 29,506,800 4,424,266 — 33,931,066
Household Durables .................... 10,859,880 2,367,735 — 13,227,615
Household Products .................... 21,527,015 2,029,100 — 23,556,115
Independent Power and Renewable Electricity
Producers .......................... 1,878,527 2,488,981 — 4,367,508
Industrial Conglomerates ................ 9,584,429 6,736,095 — 16,320,524
Industrial REITs ....................... 4,401,125 — — 4,401,125
Insurance ............................ 33,747,971 12,500,359 — 46,248,330
Interactive Media & Services .............. 128,667,983 821,714 — 129,489,697
IT Services ........................... 9,856,920 1,042,080 — 10,899,000
Leisure Products ....................... 1,624,141 1,519,697 — 3,143,838
Life Sciences Tools & Services ............ 9,434,386 2,682,189 — 12,116,575
Machinery ............................ 38,382,970 6,056,833 — 44,439,803
Marine Transportation ................... 683,302 814,405 — 1,497,707
Media ............................... 3,152,863 320,274 — 3,473,137
Metals & Mining ....................... 9,472,857 15,675,090 — 25,147,947
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,240,242 — — 1,240,242
Multi-Utilities .......................... 6,827,657 1,671,670 — 8,499,327
Office REITs .......................... 2,199,225 — — 2,199,225
Oil, Gas & Consumable Fuels ............. 50,444,685 22,861,934 — 73,306,619
Paper & Forest Products ................. 94,618 — — 94,618
Passenger Airlines ..................... 9,518,756 4,072,289 — 13,591,045
Personal Care Products ................. — 1,754,859 — 1,754,859
Pharmaceuticals ....................... 63,054,070 35,326,836 — 98,380,906
Professional Services ................... 5,601,469 1,272,243 — 6,873,712
Real Estate Management & Development .... 6,141,938 — — 6,141,938
Residential REITs ...................... 6,714,048 — — 6,714,048
Retail REITs .......................... 8,330,644 — — 8,330,644
Semiconductors & Semiconductor Equipment . 222,097,067 17,607,703 — 239,704,770
Software ............................. 125,393,335 3,230,787 — 128,624,122
Specialized REITs ...................... 11,924,241 — — 11,924,241
Specialty Retail ........................ 9,701,394 1,058,997 — 10,760,391
Technology Hardware, Storage & Peripherals . 115,503,617 — — 115,503,617
Textiles, Apparel & Luxury Goods .......... 1,583,631 2,305,966 — 3,889,597
Tobacco ............................. 18,001,723 5,196,067 — 23,197,790
Trading Companies & Distributors .......... 4,454,443 4,820,575 — 9,275,018
Transportation Infrastructure .............. 502,634 — — 502,634
Water Utilities ......................... 203,727 — — 203,727
Wireless Telecommunication Services ....... 4,768,311 4,127,912 — 8,896,223
Management Investment Companies ......... 2,678,140 — — 2,678,140
Convertible Preferred Stocks ................ 578,349 — — 578,349
Preferred Stocks ......................... — 1,411,371 — 1,411,371
Rights ................................. — — 26,709 26,709
Convertible Bonds ....................... — 1,194,321 — 1,194,321
Corporate Bonds ........................ — 318,826,271 — 318,826,271
Senior Floating Rate Interests ............... — 16,142,271 — 16,142,271
Foreign Government and Agency Securities .... — 19,756,119 — 19,756,119
U.S. Government and Agency Securities ....... — 1,086,308 — 1,086,308
Asset-Backed Securities ................... — 42,726,167 — 42,726,167
Commercial Mortgage-Backed Securities ...... — 28,743,102 — 28,743,102
Mortgage-Backed Securities ................ — 289,427,198 — 289,427,198
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Residential Mortgage-Backed Securities ....... $ — $ 22,996,508 $ — $ 22,996,508
Agency Commercial Mortgage-Backed Securities — 29,989,833 — 29,989,833
Municipal Bonds ......................... — 2,784,155 — 2,784,155
Short Term Investments ................... 201,154,730 106,825,557 — 307,980,287
Total Investments in Securities ........... $1,964,891,322 $1,171,081,843
b
$26,709 $3,135,999,874
Other Financial Instruments:
Forward Exchange Contracts ............... $— $741,156 $— $741,156
Futures Contracts ....................... 10,442,332 — — 10,442,332
Swap Contracts ......................... — 8,647,313 — 8,647,313
Total Other Financial Instruments ......... $10,442,332 $9,388,469 $— $19,830,801
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 65,643,166 $ — $ 65,643,166
Forward Exchange Contracts ............... — 1,009,708 — 1,009,708
Futures Contracts ........................ 12,525,114 — — 12,525,114
Swap Contracts ......................... — 7,370,642 — 7,370,642
Unfunded Loan Commitments ............... — 310 — 310
Total Other Financial Instruments ......... $12,525,114 $74,023,826 $— $86,548,940
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes foreign securities valued at $290,553,227, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Currency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

Putnam Asset Allocation Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38954-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026